UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08614

The Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Paul, Hastings, Janofsky & Walker, LLP
515 South Flower Street
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2008

Date of reporting period:  September 30, 2008

Item 1. Reports to Stockholders.

Separately Managed Account Reserve Trust

Dear Shareholder:

The Separately Managed Account Reserve Trust (‘‘SMART’’ or ‘‘the Fund’’) declined 20.15% in the 12-month period ending September 30, 2008. The Lehman Brothers U.S. Aggregate Index returned 3.65% and the Lehman Brothers U.S. Intermediate Credit Index fell 3.28% for the same 12-month period.

After examining the sector- and security-specific factors that affected the Fund’s performance and describing changes in the Fund’s composition for the 12-month period ending September 30, 2008, I’ll review our investment philosophy and discuss how the Fund is positioned for the future.

The Fund

The Fund’s underperformance relative to the Lehman Brothers U.S. Aggregate Index accelerated in September 2008, amid a turbulent credit market where spreads for non-government debt widened considerably.

For the 12-month period, adverse performance for the Fund’s corporate bonds, high-yield securities, asset-backed securities, and mortgage-backed securities (‘‘MBS’’) weighed on returns relative to the benchmark.

The largest detractor to performance was the Fund’s multiple positions in Washington Mutual. The bank was purchased by JP Morgan Chase in a deal brokered by the U.S. government in September 2008. This purchase led to our positions being sold at a fraction of face value. Declines in value for corporate fixed income securities issued by Quebecor, Residential Capital, and Knight Ridder also weighed on the Fund’s performance during the 12-month period, as did select asset- and mortgage-backed securities. Some of the other holdings declining during the trailing 12 months included National City, Abitibi, and International Lease Finance Corporation. Gains for bonds issued by Countrywide Financial, Tenet Healthcare, and Norske Skog helped performance over the same period. Overall, the Fund’s agency MBS bond positions were more resilient than its corporate bond holdings.

The market volatility and widening spreads allowed us to selectively purchase a number of securities we believe are undervalued by the credit markets. Purchases included bonds issued by Key Corporation, as well as mortgage-backed securities issued by Wells Fargo. We sold a number of agency MBS bonds early in the period, including bonds issued by Fannie Mae.

As of September 30, 2008 the Fund’s most substantial weighting was in the corporate bonds sector.

Our Outlook

We do not know if the panic in financial markets is close to being over or for how long it will continue. One way of interpreting current market action is that markets are now pricing in a material expectation of a systematic global financial collapse. We do not believe this will happen, and we maintain our investment discipline, owning a diversified portfolio of securities that we believe stand to benefit significantly when markets return to a less tumultuous environment.

Separately Managed Account Reserve Trust

We continue to evaluate bonds on a security-specific basis, balancing concerns about a default occurring against the very low prices of these securities. We are re-examining our holdings and prospective holdings in light of current liquidity conditions. We are reconsidering our buy targets in light of revised worst-case scenarios. We will sell or pareback in those cases where the market price of a security does not fully reflect the potential for these negative outcomes. If, however, the price of a security already largely reflects these outcomes we may continue to hold or even make additional purchases.

We strongly believe that this environment will not persist indefinitely. We remain confident that the best approach is to maintain our Graham & Dodd value investment discipline, and to continue to own and purchase securities whose market prices are below our estimates of their intrinsic value. In our view, panicked markets provide the opportunity for outstanding returns in the future.

Sincerely yours,

Debra McGinty-Poteet
President
Brandes Investment Trust

Past performance does not guarantee future results.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The Fund invests in foreign and emerging market securities which involve greater volatility and political, economic, and currency risks and differences in accounting methods. Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The Fund’s use of derivative instruments, such as options contracts, futures contracts or swap agreements, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments.

Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Unlike bonds issued or guaranteed by the U.S. government or its agencies, stocks and other bonds are not backed by the full faith and credit of the United States. Stock and bond prices will experience market fluctuations. Please note that the value of government securities and bonds in general have an inverse relationship to interest rates. Bonds carry the risk of default, or the risk than an issuer will be unable to make income or principal payment. There is no assurance that private guarantors or insurers will meet their obligations. The credit quality of the investments in the portfolio is no guarantee of the safety or stability of the portfolio.

Separately Managed Account Reserve Trust

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

Investment performance reflects fee waivers and/or reimbursement of expenses. In the absence of such waivers/reimbursements, total return would be reduced.

Must be preceded or accompanied by a prospectus.

The Separately Managed Account Reserve Trust (‘‘SMART’’) Fund is distributed by Quasar Distributors, LLC. (11/08)

Index Guide

The Lehman Brothers U.S. Aggregate Index is an unmanaged index consisting of U.S. dollar-denominated, fixed-rate, taxable bonds. The Index includes bonds from the Treasury, Government-Related, Corporate, Mortgage-Backed Securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors. Securities must be rated investment grade (Baa3/BBB-/BBB- or above) by Moody’s, S&P, and Fitch, respectively. When all three agencies rate an issue, a median or ‘‘two out of three’’ rating is used to determine Index eligibility by dropping the highest and lowest rating. When a rating from only two agencies is available, the lower (‘‘most conservative’’) of the two is used. When a rating from only one agency is available, that rating is used to determine Index eligibility. The index is a total return index which reflects the price changes and interest of each bond in the index. Please note that all indices are unmanaged and are not available for direct investment.

The Lehman Brothers U.S. Intermediate Credit Index is an unmanaged index consisting of U.S. dollar-denominated, publicly issued, fixed-rate corporate securities. Issues must have at least $250 million par amount outstanding and have a maturity from one up to (but not including) ten years. Securities must be rated investment grade (Baa3/BBB-/BBB- or above) by Moody’s, S&P, and Fitch, respectively. When all three agencies rate an issue, a median or ‘‘two out of three’’ rating is used to determine Index eligibility by dropping the highest and lowest rating. When a rating from only two agencies is available, the lower (‘‘most conservative’’) of the two is used. When a rating from only one agency is available, that rating is used to determine Index eligibility. The index is a total return index which reflects the price changes and interest of each bond in the index. Please note that all indices are unmanaged and are not available for direct investment.

Separately Managed Account Reserve Trust

Cumulative Performance of $1,000,000 Since Inception (1)

(1)
This chart compares the value of a hypothetical $1,000,000 investment in the Separately Managed Account Reserve Trust from its inception (October 3, 2005) to September 30, 2008 as compared with the Lehman Brothers U.S. Aggregate Index and Lehman Brothers U.S. Intermediate Credit Index.

	Total Return Period Ended September 30, 2008
	Six Months	One Year	Average Annual Since Inception (10/3/05)
Separately Managed Account Reserve Trust	-15.39%	-20.15%	-4.12%
Lehman Brothers U.S. Aggregate Index	-1.50%	3.65%	4.24%
Lehman Brothers U.S. Intermediate Credit Index	-6.54%	-3.28%	1.66%

Sector Allocation as a Percentage of Total Investments

Institutional Core Plus Fixed Income Fund

Dear Shareholder:

Brandes Institutional Core Plus Fixed Income Fund (the ‘‘Fund’’)
Annual Commentary, September 30, 2008

The Fund

•
The Brandes Institutional Core Plus Fixed Income Fund declined 9.00% from its inception on December 28, 2007 through September 30, 2008. During the same period, the Lehman Brothers U.S. Aggregate Index returned 0.95%.

•
Corporate bonds were the largest detractor to the Fund’s performance. Bonds issued by Washington Mutual, Quebecor, and CIT Group weighed on the Fund’s performance during the period since inception, as did select asset- and mortgage-backed securities. Also declining were bonds issued by Knight Ridder and Abitibi.

•	Conversely, select agency and corporate bonds advanced during the period, including fixed income securities issued by Fannie Mae, Countrywide Financial, and Tenet Healthcare.

•
The market volatility and widening spreads allowed us to selectively purchase a number of securities we believe are undervalued by the credit markets. Purchases included bonds issued by Key Corporation, as well as mortgage–backed securities (‘‘MBS’’) issued by Wells Fargo. We sold a number of agency MBS bonds early in the period, including bonds issued by Fannie Mae and Freddie Mac.

•	As of September 30, 2008 the Fund’s most substantial weighting was in the corporate and agency bonds sectors.

Current Strategy

•
We do not know if the panic in financial markets is close to being over or for how long it will continue. One way of interpreting current market action is that markets are now pricing in a material expectation of a systematic global financial collapse. We do not believe this will happen, and we maintain our investment discipline, owning a diversified portfolio of securities that we believe stand to benefit significantly when markets return to a less tumultuous environment.

•
We continue to evaluate bonds on a security-specific basis, balancing concerns about a default occurring against the very low prices of these securities. We are re-examining our holdings and prospective holdings in light of current liquidity conditions. We are reconsidering our buy targets in light of revised worst-case scenarios. We will sell or pareback in those cases where the market price of a security does not fully reflect the potential for these negative outcomes. If, however, the price of a security already largely reflects these outcomes we may continue to hold or even make additional purchases.

Institutional Core Plus Fixed Income Fund

•
We strongly believe that this environment will not persist indefinitely. We remain confident that the best approach is to maintain our Graham & Dodd value investment discipline, and to continue to own and purchase securities whose market prices are below our estimates of their intrinsic value. In our view, panicked markets provide the opportunity for outstanding returns in the future.

Sincerely yours,

Debra McGinty-Poteet
President
Brandes Investment Trust

Must be preceded or accompanied by a prospectus.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

The Fund invests in foreign and emerging market securities which involve greater volatility and political, economic, and currency risks and differences in accounting methods. Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The Fund’s use of derivative instruments, such as options contracts, futures contracts or swap agreements, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Investments in assetbacked and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Unlike bonds issued or guaranteed by the U.S. government or its agencies, stocks and other bonds are not backed by the full faith and credit of the United States. Stock and bond prices will experience market fluctuations. Please note that the values of government securities and bonds in general have an inverse relationship to interest rates. Bonds carry the risk of default, or the risk that an issuer will be unable to make income or principal payment. There is no assurance that private guarantors or insurers will meet their obligations. The credit quality of the investments in the portfolio is no guarantee of the safety or stability of the portfolio.

The information provided in this material should not be considered a recommendation to purchase or sell any particular security. It should not be assumed that any security transactions, holdings, or sectors discussed were or will be profitable, or that the investment recommendations or decisions we make in the

Institutional Core Plus Fixed Income Fund

future will be profitable or will equal the investment performance discussed herein. Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, sector allocations, and strategies discussed are subject to change at any time by the investment manager in its discretion due to market conditions or opportunities.

Investment performance reflects fee waivers and/or reimbursement of expenses. In the absence of such waivers/reimbursements, total return would be reduced.

The Brandes Institutional Core Plus Fixed Income Fund is distributed by Quasar Distributors, LLC. (11/08)

Index Guide

The Lehman Brothers U.S. Aggregate Index is an unmanaged index consisting of U.S. dollar-denominated, fixed-rate, taxable bonds. The Index includes bonds from the Treasury, Government-Related, Corporate, Mortgage-Backed Securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors. Securities must be rated investment grade (Baa3/BBB-/BBB- or above) by Moody’s, S&P, and Fitch, respectively. When all three agencies rate an issue, a median or ‘‘two out of three’’ rating is used to determine Index eligibility by dropping the highest and lowest rating. When a rating from only two agencies is available, the lower (‘‘most conservative’’) of the two is used. When a rating from only one agency is available, that rating is used to determine Index eligibility. The index is a total return index which reflects the price changes and interest of each bond in the index. Please note that all indices are unmanaged and are not available for direct investment.

Brandes Institutional Core Plus Fixed Income Fund - Class I

Cumulative Performance of $1,000,000 Since Inception (1)

(1)
The following chart compares the value of a hypothetical $1,000,000 investment in the Brandes Institutional Core Plus Fixed Income Fund - Class I from its inception (December 28, 2007) to September 30, 2008 as compared with the Lehman Brothers U.S. Aggregate Index.

	Total Return Period Ended September 30, 2008
	One Month	Six Months	Cumulative Since Inception (12/28/2007)
Brandes Institutional Core Plus Fixed Income Fund - Class I	-5.91%	-9.36%	-9.00%
Lehman Brothers U.S. Aggregate Index	-1.34%	-1.50%	0.95%

Sector Allocation as a Percentage of Total Investments

Brandes Institutional Core Plus Fixed Income Fund - Class E

Cumulative Performance of $1,000,000 Since Inception (1)

(1)
This chart compares the value of a hypothetical $1,000,000 investment in the Brandes Institutional Core Plus Fixed Income Fund - Class E from its inception (May 28, 2008) to September 30, 2008 as compared with the Lehman Brothers U.S. Aggregate Index.

	Total Return Period Ended September 30, 2008
	One Month	Three Months	Cumulative Since Inception (5/28/2008)
Brandes Institutional Core Plus Fixed Income Fund - Class E	-5.89%	-8.95%	-10.62%
Lehman Brothers U.S. Aggregate Index	-1.34%	-0.49%	-0.61%

Brandes Institutional Enhanced Income Fund

Dear Shareholder:

Brandes Institutional Enhanced Income Fund (the ‘‘Fund’’)
Annual Commentary, September, 2008

The Fund

•
The Brandes Institutional Enhanced Income Fund declined 13.55% from its inception on December 28, 2007 through September 30, 2008. During the same period, the blended benchmark (70% Lehman Brothers U.S. Aggregate Index, 30% S&P World U.S.$25b+ Index) declined 6.13% and the Lehman Brothers U.S. Aggregate Index gained 0.95%.

•
Declines for corporate bonds issued by Washington Mutual, CIT Group, and Knight Ridder weighed on the Fund’s performance for the period. Other corporate bonds registering negative contributions to returns included Abitibi, National City Corporation, and Quebecor.

•
A number of the Fund’s mortgage-backed security (‘‘MBS’’) agency, corporate, and asset-backed bonds advanced during the period, including fixed income securities issued by Countrywide Financial, Tenet Healthcare, and Fannie Mae.

•
The market volatility and widening spreads allowed us to selectively purchase a number of securities we believe are undervalued by the credit markets. Purchases included bonds issued by Sprint Nextel and National City Corporation. We sold a number of agency MBS bonds early in the period, including bonds issued by Fannie Mae and Freddie Mac.

•	As of September 30, 2008 the Fund’s most substantial weightings were in the corporate and agency bonds sectors.

Current Strategy

•
We do not know if the panic in financial markets is close to being over or for how long it will continue. One way of interpreting current market action is that markets are now pricing in a material expectation of a systematic global financial collapse. We do not believe this will happen, and we maintain our investment discipline, owning a diversified portfolio of securities that we believe stand to benefit significantly when markets return to a less tumultuous environment.

•
We continue to evaluate bonds on a security-specific basis, balancing concerns about a default occurring against the very low prices of these securities. We are re-examining our holdings and prospective holdings in light of current liquidity conditions. We are reconsidering our buy targets in light of revised worst-case scenarios. We will sell or pareback in those cases where the market price of a security does not fully reflect the potential for these negative outcomes. If, however, the price of a security already largely reflects these outcomes we may continue to hold or even make additional purchases.

Brandes Institutional Enhanced Income Fund

•
We strongly believe that this environment will not persist indefinitely. We remain confident that the best approach is to maintain our Graham & Dodd value investment discipline, and to continue to own and purchase securities whose market prices are below our estimates of their intrinsic value. In our view, panicked markets provide the opportunity for outstanding returns in the future.

Sincerely yours,

Debra McGinty-Poteet
President
Brandes Investment Trust

Must be preceded or accompanied by a prospectus.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

The Fund invests in foreign and emerging market securities which involve greater volatility and political, economic, and currency risks and differences in accounting methods. Below investment grade debt securities are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The Fund’s use of derivative instruments, such as options contracts, futures contracts or swap agreements, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments.

Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Unlike bonds issued or guaranteed by the U.S. government or its agencies, stocks and other bonds are not backed by the full faith and credit of the United States. Stock and bond prices will experience market fluctuations. Please note that the values of government securities and bonds in general have an inverse relationship to interest rates. Bonds carry the risk of default, or the risk than an issuer will be unable to make income or principal payment. There is no assurance that private guarantors or insurers will meet their obligations. The credit quality of the investment in the portfolio is no guarantee of the safety or stability of the portfolio.

The information provided in this material should not be considered a recommendation to purchase or sell any particular security. It should not be assumed that any security transactions, holdings, or sectors discussed were or will be profitable, or that the investment recommendations or decisions we make in the

Brandes Institutional Enhanced Income Fund

future will be profitable or will equal the investment performance discussed herein. Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, sector and country allocations, and strategies discussed are subject to change at any time by the investment manager in its discretion due to market conditions or opportunities.

Investment performance reflects fee waivers and/or reimbursement of expenses. In the absence of such waivers/reimbursements, total return would be reduced.

The Brandes Institutional Enhanced Income Fund is distributed by Quasar Distributors, LLC. (11/08)

Index Guide

70% Lehman Brothers U.S. Aggregate, 30% S&P World U.S. $25 Billion Plus Index - EILA25B: The Lehman Brothers U.S. Aggregate Index is an unmanaged index consisting of U.S. dollar-denominated, fixed-rate, taxable bonds. The Index includes bonds from the Treasury, Government-Related, Corporate, Mortgage-Backed Securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors. Securities must be rated investment grade (Baa3/BBB-/BBB- or above) by Moody’s, S&P, and Fitch, respectively. When all three agencies rate an issue, a median or ‘‘two out of three’’ rating is used to determine Index eligibility by dropping the highest and lowest rating. When a rating from only two agencies is available, the lower (‘‘most conservative’’) of the two is used. When a rating from only one agency is available, that rating is used to determine Index eligibility. The index is a total return index which reflects the price changes and interest of each bond in the index. The S&P World U.S. $25 Billion Plus Index is an unmanaged, free float-adjusted market capitalization index that is designed to measure equity market performance of the developed markets throughout the world, including the United States, that have market capitalizations greater than $25 billion (USD). This index includes dividends and distributions, but does not reflect fees, brokerage commissions, withholding taxes, or other expenses of investing.

Brandes Institutional Enhanced Income Fund - Class I

Cumulative Performance of $1,000,000 Since Inception (1)

(1)
This chart compares the value of a hypothetical $1,000,000 investment in the Brandes Institutional Enhanced Income Fund - Class I from its inception (December 28, 2007) to September 30, 2008 as compared with the Lehman Brothers U.S. Aggregate Index and the combined performance of 70% of the Lehman Brothers U.S. Aggregate Index and 30% of the S&P/Citigroup World $25b+ Index.

	Total Return Period Ended September 30, 2008
	One Month	Six Months	Cumulative Since Inception (12/28/07)
Brandes Institutional Enhanced Income Fund - Class I	-6.60%	-9.67%	-13.55%
70% Lehman U.S. Aggregate, 30% of the S&P/Citigroup World $25b+	-4.19%	-5.71%	-6.13%
Lehman Brothers U.S. Aggregate Index	-1.34%	-1.50%	0.95%

Sector Allocation as a Percentage of Total Investments

Brandes Institutional Enhanced Income Fund — Class E

Cumulative Performance of $1,000,000 Since Inception (1)

(1)
This chart compares the value of a hypothetical $1,000,000 investment in the Brandes Institutional Enhanced Income Fund - Class E from its inception (May 28, 2008) to September 30, 2008 as compared with the Lehman Brothers U.S. Aggregate Index and the combined performance of 70% of the Lehman Brothers U.S. Aggregate Index and 30% of the S&P/Citigroup World $25b+ Index.

	Total Return Period Ended September 30, 2008
	One Month	Three Months	Cumulative Since Inception (5/28/08)
Brandes Institutional Enhanced Income Fund - Class E	-6.71%	-8.59%	-12.59%
70% Lehman U.S. Aggregate, 30% of the S&P/Citigroup World $25b+	-4.19%	-4.52%	-6.75%
Lehman Brothers U.S. Aggregate Index	-1.34%	-0.49%	-0.61%

Brandes Investment Trust

Expense Example (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including investment advisory and administrative fees and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

This section provides information about actual account values and actual expenses. The ‘‘Ending Account Value’’ shown is derived from the Funds’ actual returns. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period*
Separately Managed Account Reserve Trust**	$1,000.00	$846.10	0.00%	$0.00

	Class I
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period*
Institutional Core Plus Fixed Income Fund	$1,000.00	$908.50	0.50%	$2.39
Institutional Enhanced Income Fund	$1,000.00	$904.40	0.55%	$2.62

	Class E
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period*
Institutional Core Plus Fixed Income Fund	$1,000.00	$893.80	0.70%	$2.28
Institutional Enhanced Income Fund	$1,000.00	$874.10	0.75%	$2.42

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the

Brandes Investment Trust

actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period*
Separately Managed Account Reserve Trust**	$1,000.00	$1,025.00	0.00%	$0.00

	Class I
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period*
Institutional Core Plus Fixed Income Fund	$1,000.00	$1,022.50	0.50%	$2.53
Institutional Enhanced Income Fund	$1,000.00	$1,022.25	0.55%	$2.78

	Class E
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period*
Institutional Core Plus Fixed Income Fund	$1,000.00	$1,014.80	0.70%	$2.43
Institutional Enhanced Income Fund	$1,000.00	$1,014.63	0.75%	$2.60

*
A Fund’s expenses are equal to the Fund’s expense ratio for the period, multiplied by the average account value over the period, multiplied by 183/366 for the Separately Managed Account Reserve Trust (‘‘SMART Fund’’), Institutional Core Plus Fixed Income Fund - Class I and Institutional Enhanced Income Fund - Class I (to reflect the one-half year period) or multiplied by 126/366 for the Institutional Core Plus Fixed Income Fund - Class E and Institutional Enhanced Income Fund - Class E (to reflect the period since commencement).

**
No expenses have been charged to the SMART Fund over the period, as the SMART Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the SMART Fund. See Note 3 to the Financial Statements.

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS - September 30, 2008
	Principal Amount	Value
ASSET BACKED SECURITIES: 2.6%

Equipment: 2.6%
Airplanes Pass Through Trust, 2.86%, 03/15/19	$797,002	$701,362
Airplanes Pass Through Trust, 3.04%, 03/15/19(7)	2,965,000	1,156,350
DVI Receivables Corp., 2.99%, 03/14/11(7)	2,889,829	1,011,440
Lease Investment Flight Trust, 2.87%, 07/15/31(7)	3,285,000	1,182,600
		4,051,752

TOTAL ASSET BACKED SECURITIES (cost $7,405,706)		$4,051,752

	Share Amount	Value
COMMON STOCK: 0.9%

Forest Products & Paper: 0.9%
Tembec, Inc.(5)	612,699	$1,445,181

TOTAL EQUITIES (cost $7,095,182)		$1,445,181

	Principal Amount	Value
CORPORATE BONDS: 68.5%

Advertising: 2.9%
Interpublic Group of Companies., Inc., 6.25%, 11/15/14	$5,320,000	$4,415,600

Auto Parts & Equipment: 1.7%
American Axle & Manufacturing, Inc., 5.25%, 02/11/14	2,465,000	1,281,800
Lear Corp., 5.75%, 08/01/14	300,000	201,750
Visteon Corp., 7.00%, 03/10/14	2,845,000	1,152,225
		2,635,775

Banks and Thrifts: 2.8%
National City Corp., 4.90%, 01/15/15	6,150,000	2,522,785
USB Capital IX, 6.19%, 04/15/49(4)(8)	3,795,000	1,859,550
		4,382,335

See accompanying Notes to Financial Statements.

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS - September 30, 2008 - (Continued)
	Principal Amount	Value
Building Materials: 4.2%
Masco Corp., 6.13%, 10/03/16	$2,230,000	$1,937,605
Mohawk Industries, Inc., 6.13%, 01/15/16	2,780,000	2,504,352
USG Corp., 6.30%, 11/15/16	2,635,000	1,989,425
		6,431,382

Cable/Media: 4.5%
Comcast Corp., 5.85%, 11/15/15	1,385,000	1,276,001
Historic TW, Inc., 9.13%, 01/15/13	450,000	472,496
Knight-Ridder, Inc., 5.75%, 09/01/17	5,935,000	2,140,814
Knight-Ridder, Inc., 9.88%, 04/15/09	18,000	17,280
The McGraw Hill Cos, Inc., 5.90%, 11/15/17	1,075,000	1,065,316
Viacom, Inc., 6.25%, 04/30/16	2,250,000	2,026,373
		6,998,280

Commercial Services: 1.9%
Quebecor World Capital Corp., 6.13%, 11/15/13(1)	9,700,000	2,958,500

Computers: 3.3%
Unisys Corp., 12.50%, 01/15/16	5,320,000	5,054,000

Diversified Financial Services: 15.8%
American General Finance Corp., 5.90%, 09/15/12	2,430,000	1,387,248
CIT Group, Inc., 7.63%, 11/30/12	3,405,000	2,160,016
CIT Group, Inc., 6.10%, 03/15/67(4)	2,035,000	567,480
Countrywide Financial Corp., 5.80%, 06/07/12	6,265,000	5,292,421
Ford Motor Credit Co., 7.25%, 10/25/11	3,945,000	2,508,598
GMAC LLC, 6.88%, 09/15/11	6,250,000	2,788,669
GMAC LLC, 6.75%, 12/01/14	3,415,000	1,310,725
International Lease Finance Corp, 6.63%, 11/15/13	2,800,000	1,716,462
Keycorp, 6.5%, 5/14/13	1,760,000	1,266,962
Regions Bank/Birmingham AL, 7.50%, 05/15/18	620,000	491,475
Residential Capital LLC, 9.63%, 05/15/15(6)	7,892,000	1,894,080
SLM Corp., 5.00%, 10/01/13	4,990,000	3,093,800
		24,477,936

See accompanying Notes to Financial Statements.

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS - September 30, 2008 - (Continued)
	Principal Amount	Value
Electric Utilities: 2.4%
Commonwealth Edison Co., 5.95%, 08/15/16	$1,355,000	$1,279,676
FirstEnergy Corp., 6.45%, 11/15/11	240,000	241,145
Nisource Finance Corp., 5.25%, 09/15/17	2,050,000	1,696,931
Xcel Energy, Inc., 7.00%, 12/01/10	425,000	438,358
		3,656,110

Electronics: 2.7%
Celestica Inc., 7.63%, 07/01/13	3,550,000	3,230,500
Sanmina-SCI Corp., 8.13%, 03/01/16	1,120,000	952,000
		4,182,500

Food: 3.8%
Chiquita Brands International, Inc., 7.50%, 11/01/14	1,485,000	1,143,450
Pilgrims Pride Corp., 7.63%, 05/01/15	1,500,000	930,000
Tyson Foods, Inc., 7.35%, 04/01/16(4)	4,615,000	3,807,375
		5,880,825

Forest Products & Paper: 4.8%
Abiti-Consolidated Co. of Canada, 6.00%, 06/20/13	3,950,000	1,046,750
Catalyst Paper Corp., 8.63%, 06/15/11	4,950,000	3,910,500
Norske Skogindustrier ASA, 7.00%, 06/26/17	695,000	592,050
Tembec Industries, Inc., 10.08%, 02/12/12	2,088,750	1,817,213
		7,366,513

Healthcare-Services 4.3%
Tenet Healthcare Corp., 9.88%, 07/01/14	6,835,000	6,664,125

Home Builders: 9.6%
Centex Corp., 6.50%, 5/01/16	3,165,000	2,500,350
K Hovnanian Enterprises, Inc., 7.50%, 05/15/16	4,520,000	2,621,600
Lennar Corp., 5.60%, 05/31/15	4,320,000	2,808,000
Pulte Homes, Inc., 5.20%, 02/15/15	3,490,000	2,792,000
Toll Brothers Finance Corp., 5.15%, 05/15/15	4,810,000	4,067,889
		14,789,839

See accompanying Notes to Financial Statements.

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS - September 30, 2008 - (Continued)
	Principal Amount	Value
Insurance: 0.1%
Unum Group., 7.63%, 03/01/11	$120,000	$122,540

Leisure Time: 0.2%
Royal Caribbean Cruises Ltd., 7.00%, 06/15/13	425,000	365,500

Miscellaneous Manufacturing: 0.2%
Bombardier, Inc., 6.30%, 05/01/14	400,000	380,000

Semiconductors: 0.1%
MagnaChip Semiconductor S.A., 8.00%, 12/15/14	1,340,000	157,450

Telecommunications: 3.2%
Frontier Communications Co., 9.25%, 05/15/11	525,000	525,000
Nextel Communications, Inc., 5.95%, 03/15/14	1,180,000	790,600
Sprint Nextel Corp., 6.00%, 12/01/16	2,595,000	1,998,150
Verizon New York, Inc., 6.88%, 04/01/12	1,590,000	1,589,936
		4,903,686

TOTAL CORPORATE BONDS (cost $141,140,335)		$105,822,896

FEDERAL AND FEDERALLY SPONSORED CREDIT: 4.5%

Federal Home Loan Mortgage Corp.
Pool #1Q0339, 5.71%, 04/01/37	$1,402,512	$1,421,368
Pool #847645, 5.65%, 12/01/36	816,964	819,448
		2,240,816

Federal National Mortgage Association
30 Year Gold, 5.50%, 10/01/38(2)	3,525,000	3,567,963
Pool #852435, 5.57%, 02/01/36	639,385	647,800
		4,215,763

Small Business Administration
Small Business Administration Participation Certificates,
5.87%, 05/01/26	435,244	443,799
		443,799

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDIT
SECURITIES (cost $6,925,487)		$6,900,378

See accompanying Notes to Financial Statements.

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS - September 30, 2008 - (Continued)
	Principal Amount	Value
OTHER MORTGAGE RELATED SECURITIES: 21.5%

Commercial Mortgages: 11.4%
Banc of America Alternative Loan Trust, 5.75%, 06/25/37	$3,935,518	$3,585,609
Countrywide Home Loan Mortgage Pass Through Trust, 5.35%, 03/20/36	2,068,891	1,308,007
First Horizon Alternative Mortgage Securities, 6.00%, 01/25/35	4,110,554	3,666,100
Indymac Index Mortgage Loan Trust, 5.80%, 06/25/37	3,930,842	2,505,837
JP Morgan Chase Commercial Mortgage Securities, 5.43%, 12/12/43	4,595,000	3,991,144
Wells Fargo Alternative Loan Trust, 6.00%, 11/25/22	2,594,342	2,330,855
Wells Fargo Mortgage Backed Securities Trust, 6.13%, 10/25/36	232,034	208,700
		17,596,252

Sub-Prime Mortgages: 10.1%
Argent Securities, Inc., 4.41%, 11/25/34	1,765,000	1,342,809
Countrywide Asset-Backed Certificates, 4.26%, 12/25/34	3,660,000	3,009,729
Countrywide Asset-Backed Certificates, 4.06%, 4/25/35	1,810,000	1,305,349
First Franklin Mortgage Loan Asset Backed Certificates, 4.16%,
10/25/34	2,345,000	1,885,441
J.P. Morgan Mortgage Acquisition Corp., 3.38%, 04/25/36	4,260,000	3,642,195
Park Place Securities, Inc., 6.61%, 12/25/34	1,641,444	81,552
Structured Asset Investment Loan Trust, 3.59%, 07/25/35	4,654,000	4,277,818
		15,544,893

TOTAL OTHER MORTGAGE RELATED SECURITIES
(cost $37,785,521)		$33,141,145

See accompanying Notes to Financial Statements.

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS - September 30, 2008 - (Continued)
	Principal Amount	Value
SHORT-TERM INVESTMENTS: 3.0%

Repurchase Agreement: 3.0%
State Street & Trust Repurchase Agreement, (Dated 9/30/2008),
due 10/01/08, 0.90%, [Collateralized by $5,965,000, Federal Home
Loan Bank, Pool #1H2628, 6.14%, 7/01/36, (Market Value $4,781,107)]
(proceeds $4,685,964)(3)	$4,685,847	$4,685,847

TOTAL SHORT-TERM INVESTMENTS (cost $4,685,847)		$4,685,847

TOTAL INVESTMENTS IN SECURITIES (cost $205,038,078): 101.0%		$156,047,199
Liabilities in excess of Other Assets: (1.0)%		(1,471,785)

NET ASSETS: 100.0%		$154,575,414

Percentages are based on Net Assets.

(1)	In default.
(2)	Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
(3)	Security pledged as collateral for when-issue purchase commitments outstanding as of September 30, 2008.
(4)	Floating rate or variable rate security. Rate shown is as September 30, 2008.
(5)	Non-income producing security.
(6)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the ‘‘Act’’) or was acquired in a private placement, and, unless registered pursuant to another exemption from registration.) The market values of these securities total $1,894,080, which represents 1.23% of total net assets.

(7)
Market quotations for these investments were not readily available at September 30, 2008. As discussed in Note 2 of the Notes to Financial Statements, prices for these issues were derived from estimates of fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board. At September 30, 2008, the value of these securities totaled $3,350,390 or 2.17% of the Fund’s net assets.

(8)	Affiliated security. See Note 3 of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Brandes Institutional Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS - September 30, 2008
	Principal Amount	Value
ASSET BACKED SECURITIES: 1.6%

Equipment: 1.6%
Airplanes Pass Through Trust, 2.86%, 03/15/19	$33,208	$29,223
Airplanes Pass Through Trust, 3.04%, 03/15/19(6)	100,000	39,000
DVI Receivables Corp., 2.99%, 03/14/11(6)	24,838	8,693
		76,916

TOTAL ASSET BACKED SECURITIES (Cost $105,608)		$76,916

CORPORATE BONDS: 38.7%

Advertising: 1.0%
Interpublic Group of Companies, Inc., 6.25%, 11/15/14	$55,000	$45,650

Auto Parts & Equipment: 1.8%
American Axle & Manufacturing, Inc., 5.25%, 02/11/14	65,000	33,800
Lear Corp., 5.75%, 08/01/14	40,000	26,900
Visteon Corp., 7.00%, 03/10/14	65,000	26,325
		87,025

Banks & Thrifts: 3.2%
Banco Santander Chile SA, 7.38%, 07/18/12	23,700	25,103
FleetBoston Financial Corp., 7.38%, 12/01/09	9,500	9,674
HSBC Capital Funding LP, 9.55%, 12/29/49(4)	50,000	46,090
National City Corp., 4.90%, 01/15/15	90,000	36,919
Standard Chartered, 3.46%, 12/29/49	20,000	10,400
USB Cap IX, 6.19%, 04/15/49(4)(7)	50,000	24,500
		152,686

Building Materials: 1.3%
Masco Corp., 6.13%, 10/03/16	35,000	30,411
USG Corp., 6.30%, 11/15/16	40,000	30,200
		60,611

See accompanying Notes to Financial Statements.

Brandes Institutional Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS - September 30, 2008 - (Continued)
	Principal Amount	Value
Cable/Media: 3.1%
Comcast Corp., 5.85%, 11/15/15	$40,000	$36,852
Knight Ridder, Inc., 5.75%, 09/01/17	100,000	36,071
The McGraw Hill Companies, Inc., 5.90%, 11/15/17	15,000	14,865
Viacom, Inc., 6.25%, 04/30/16	65,000	58,540
		146,328

Commercial Services: 0.9%
Quebecor World Cap Corp., 6.13%, 11/15/13(1)	140,000	42,700

Computers: 1.2%
Unisys Corp., 12.50%, 01/15/16	60,000	57,000

Diversified Financial Services: 9.5%
CIT Group, Inc., 6.10%, 03/15/67(4)	105,000	29,280
Citigroup, Inc., 6.88%, 03/05/38	45,000	36,808
Countrywide Financial Corp., 5.80%, 06/07/12	70,000	59,133
Fifth Third Bancorp, 8.25%, 03/01/38	25,000	18,963
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	70,000	44,513
GMAC LLC, 6.88%, 09/15/11	120,000	53,542
International Lease Finance Corp., 6.63%, 11/15/13	40,000	24,521
JP Morgan Chase & Co., 7.90%, 4/29/49(4)	50,000	42,094
Keycorp, 6.50%, 05/14/13	45,000	32,394
Regions Financing Trust II, 6.63%, 05/15/47(4)	40,000	22,546
Residential Capital LLC, 9.63%, 05/15/15(5)	120,000	28,800
SLM Corp., 5.00%, 10/01/13	90,000	55,800
		448,394

Electric Utilities: 1.6%
Nisource Financial Corp., 5.25%, 09/15/17	50,000	41,389
Oncor Electric Delivery Co., 6.38%, 01/15/15	30,000	27,177

See accompanying Notes to Financial Statements.

Brandes Institutional Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS - September 30, 2008 - (Continued)
	Principal Amount	Value
Public Service Co. of New Mexico, 7.95%, 05/15/18	$5,000	$4,720
		73,286

Electronics: 1.2%
Celestica, Inc., 7.63%, 07/01/13	65,000	59,150

Food: 1.1%
Tyson Foods, Inc., 7.35%, 04/01/16(4)	65,000	53,625

Forest Products & Paper: 2.5%
Arbitibi Consolidated Co., 6.00%, 06/20/13	80,000	21,200
Catalyst Paper Corp., 8.63%, 06/15/11	120,000	94,800
		116,000

Healthcare-Services: 3.2%
Tenet Healthcare Corp., 9.88%, 07/01/14	155,000	151,125

Home Builders: 3.1%
K Hovnanian Enterprises, Inc., 7.50%, 05/15/16	50,000	29,000
Pulte Homes, Inc., 5.20%, 02/15/15	90,000	72,000
Toll Brothers Financial Corp., 5.15%, 05/15/15	55,000	46,513
		147,513

Insurance: 0.6%
Converium Holdings North America, Inc., 7.13%, 10/15/23	29,000	27,029

Leisure Time: 0.5%
Royal Caribbean Cruises Ltd., 7.00%, 06/15/13	30,000	25,800

Pharmaceuticals: 1.4%
Wyeth, 5.50%, 02/01/14	65,000	64,433

Semiconductors: 0.1%
Magnachip Semiconductor SA, 8.00%, 12/15/14	14,500	1,704

See accompanying Notes to Financial Statements.

Brandes Institutional Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS - September 30, 2008 - (Continued)
	Principal Amount	Value
Telecommunications: 1.4%
Sprint Nextel Corp., 6.00%, 12/01/16	$85,000	$65,450

TOTAL CORPORATE BONDS (cost $2,365,960)		$1,825,509

FEDERAL AND FEDERALLY SPONSORED CREDIT: 23.7%

Federal Home Loan Mortgage Corp.
Gold Pool, 6.50%, 10/1/38(2)	$355,000	$363,986
Gold Pool, 6.00%, 10/1/38(2)	230,000	232,803
		596,789

Federal National Mortgage Association
15 Year, 5.00%, 10/1/23(2)	275,000	273,023
30 Year, 5.50%, 10/1/38(2)	250,000	249,297
		522,320

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDIT
SECURITIES (cost $1,128,568)		$1,119,109

OTHER MORTGAGE RELATED SECURITIES: 13.5%
Commercial Mortgages: 10.6%
Banc of America Alternative Loan Trust, 5.75%, 06/25/37	$52,649	$47,968
Banc of America Funding Corp., 6.09%, 09/20/46	57,477	45,025
Countrywide Home Loan Mortgage Pass Through Trust, 5.35%, 03/20/36	40,628	25,686
First Horizon Alternative Mortgage Securities, 6.00%, 01/25/35	48,256	43,039
Indymac Index Mortgage Loan Trust, 5.81%, 06/25/37	66,927	42,665
JP Morgan Chase Commercial Mortgage Securities Corp., 5.43%, 12/12/43	70,000	60,801
WaMu Mortgage Pass Through Certificates, 6.61%, 11/25/36	54,168	46,854
Wells Fargo Alternative Loan Trust, 6.25%, 11/25/37	95,016	83,169
Wells Fargo Alternative Loan Trust, 6.00%, 11/25/22	90,802	81,580
Wells Fargo Mortgage Backed Securities, 6.13%, 10/25/36	26,104	23,479
		500,266

See accompanying Notes to Financial Statements.

Brandes Institutional Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS - September 30, 2008 - (Continued)
	Principal Amount	Value
Sub-Prime Mortgages: 2.9%
Countrywide Asset-Backed Certificates, 4.26%, 12/25/34	$60,000	$49,340
JP Morgan Mortgage Acquisition Corp., 3.38%, 04/25/36	100,000	85,498
Park Place Securities, Inc., 6.61%, 12/25/34	11,166	555
		135,393

TOTAL OTHER MORTGAGE RELATED SECURITIES
(cost $699,830)		$635,659

UNITED STATES GOVERNMENT: 6.0%
United States Treasury Bond, 6.88%, 08/15/25	$145,000	$187,107
United States Treasury Note, 4%, 3/15/10	45,000	46,392
United States Treasury Note, 4.50%, 02/15/16	45,000	47,967
		281,466

TOTAL UNITED STATES GOVERNMENT (cost $278,418)		$281,466

SHORT-TERM INVESTMENTS: 34.1%

Government Agency: 29.1%
Federal National Mortgage Association Discount Notes, 4.36%, 10/14/08(3)	$200,000	$199,964
Federal National Mortgage Association Discount Notes, 2.55%, 12/10/08(3)	200,000	199,027
Federal Home Loan Bank Discount Notes, 2.39%, 10/22/08(3)	175,000	174,949
Federal Home Loan Bank Discount Notes, 3.77%, 11/07/08(3)	200,000	199,599
Federal Home Loan Bank Discount Notes, 2.25%, 11/28/08(3)	200,000	199,372
Federal Home Loan Mortgage Corporation Discount Note, 1.87%, 11/04/08(3)	200,000	199,056
Federal Home Loan Mortgage Corporation Discount Note, 3.19%, 12/08/08(3)	200,000	199,632
		1,371,599
See accompanying Notes to Financial Statements.

Brandes Institutional Core Plus Fixed Income Fund

SCHEDULE OF INVESTMENTS - September 30, 2008 - (Continued)
	Principal Amount	Value
Repurchase Agreement: 5.0%
State Street & Trust Repurchase Agreement, (Dated 9/30/2008),
due 10/1/2008, 0.90%, [Collateralized by $365,000, Federal Home
Loan Bank, Pool #839305, 4.828%, 10/1/35 (Market Value $242,372)]
(proceeds $235,586)(3)	$235,580	$235,580

TOTAL SHORT-TERM INVESTMENTS (cost $1,604,772)		$1,607,179

TOTAL INVESTMENTS IN SECURITIES (cost $6,183,156): 117.6%		$5,545,838

Liabilities in excess of Other Assets: (17.6)%		(826,120)
NET ASSETS: 100.0%		$4,719,718

Percentages are based on Net Assets.
(1)	In default.
(2)	Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
(3)	Security pledged as collateral for when-issue purchase commitments outstanding as of September 30, 2008.
(4)	Floating rate or variable rate security. Rate shown is as September 30, 2008.
(5)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the ‘‘Act’’) or was acquired in a private placement, and, unless registered pursuant to another exemption from registration.) The market values of these securities total $28,800, which represents 0.61% of total net assets.

(6)
Market quotations for these investments were not readily available at September 30, 2008. As discussed in Note 2 of the Notes to Financial Statements, prices for these issues were derived from estimates of fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board. At September 30, 2008, the value of these securities totaled $47,693 or 1.01% of the Fund’s net assets.

(7)	Affiliated security. See Note 3 of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Brandes Institutional Enhanced Income Fund

SCHEDULE OF INVESTMENTS - September 30, 2008
	Shares	Value
COMMON STOCKS: 27.7%

Automobiles: 1.4%
Ford Motor Co.(5)	12,130	$63,076
General Motors Corp.	3,700	34,965
		98,041

Chemicals: 0.9%
Dow Chemical Co.	2,040	64,831

Commercial Banks: 5.2%
Barclays Plc - ADR	1,930	47,671
Barclays Plc	2,228	13,255
HSBC Holdings Plc	3,699	59,924
Mitsubishi UFJ Financial Group, Inc.	11,200	98,059
Mizuho Financial Group, Inc.	17	74,642
Royal Bank of Scotland Group Plc	15,482	50,011
Royal Bank of Scotland Group Plc(6)	7,892	25,493
		369,055

Communications Equipment: 1.6%
Alcatel-Lucent(5)	12,410	47,833
Telefonaktiebolaget LM Ericsson	7,000	66,227
		114,060

Computers & Peripherals: 1.0%
Dell, Inc.(5)	4,300	70,864

Diversified Financial Services: 2.5%
Bank Of America Corp	2,000	70,000
Citigroup, Inc.	5,100	104,601
		174,601

See accompanying Notes to Financial Statements.

Brandes Institutional Enhanced Income Fund

SCHEDULE OF INVESTMENTS - September 30, 2008 - (Continued)
	Shares	Value
Diversified Telecom Services: 4.9%
Deutsche Telekom AG	4,800	$72,912
France Telecom S.A.	2,200	61,720
Nippon Telegraph & Telephone Corp.	16	71,702
Telecom Italia SpA	50,300	74,874
Verizon Communications, Inc.	1,800	57,762
		338,970

Electric Utilities: 0.5%
Korea Electric Power Corp. - ADR	2,600	32,214

Food Products: 0.9%
Unilever Plc	2,300	62,623

Health Care Equipment & Supplies: 0.8%
Boston Scientific Corp.(5)	4,410	54,111

Insurance: 0.2%
American International Group, Inc.	4,000	13,320

Pharmaceuticals: 5.0%
AstraZeneca Plc	1,800	78,873
Bristol-Myers Squibb Co.	2,700	56,295
GlaxoSmithKline Plc	3,500	75,922
Pfizer, Inc.	4,000	73,760
Sanofi-Aventis S.A.	1,000	65,757
		350,607

Software: 0.9%
Microsoft Corporation	2,300	61,387

Specialty Retail: 1.1%
The Home Depot, Inc.	2,900	75,081

Wireless Telecom Services: 0.8%
SK Telecom Co., Ltd. - ADR	2,900	54,578

TOTAL COMMON STOCKS (cost $2,570,604)		$1,934,343

See accompanying Notes to Financial Statements.

Brandes Institutional Enhanced Income Fund

SCHEDULE OF INVESTMENTS - September 30, 2008 - (Continued)
	Principal Amount	Value
ASSET BACKED SECURITIES: 0.6%

Equipment: 0.6%
Airplanes Pass Through Trust, 3.04%, 03/15/19(7)	$100,000	$39,000

TOTAL ASSET BACKED SECURITIES (cost $58,699)		$39,000

CORPORATE BONDS: 30.1%

Advertising: 0.7%
Interpublic Group of Companies, Inc., 6.25%, 11/15/14	$60,000	$49,800

Auto Parts & Equipment: 1.8%
American Axle & Manufacturing, Inc., 5.25%, 02/11/14	100,000	52,000
Lear Corp., 5.75%, 08/01/14	55,000	36,988
Visteon Corp., 7.00%, 03/10/14	100,000	40,500
		129,488

Banks & Thrifts: 0.9%
National City Corp., 4.90%, 01/15/15	100,000	41,021
USB Cap IX, 6.19%, 04/15/49(4)(8)	50,000	24,500
		65,521

Building Materials: 1.0%
Masco Corp., 6.13%, 10/03/16	30,000	26,066
USG Corp., 6.30%, 11/15/16	60,000	45,300
		71,366

Cable/Media: 2.5%
Comcast Corp., 5.85%, 11/15/15	55,000	50,672
Knight Ridder, Inc., 5.75%, 09/01/17	140,000	50,499
Viacom, Inc., 6.25%, 04/30/16	85,000	76,552
		177,723

See accompanying Notes to Financial Statements.

Brandes Institutional Enhanced Income Fund

SCHEDULE OF INVESTMENTS - September 30, 2008 - (Continued)
	Principal Amount	Value
Commercial Services: 0.4%
Quebecor World Cap Corp., 6.13%, 11/15/13(1)	$85,000	$25,925

Computers: 0.9%
Unisys Corp., 12.50%, 01/15/16	65,000	61,750

Diversified Financial Services: 7.0%
CIT Group, Inc., 6.10%, 03/15/67(4)	150,000	41,829
Citigroup, Inc., 6.88%, 03/05/38	50,000	40,898
Countrywide Financial Corp., 5.80%, 06/07/12	75,000	63,357
Fifth Third Bancorp, 8.25%, 03/01/38	35,000	26,548
Ford Motor Credit Co. LLC, 7.25%, 10/25/11	100,000	63,589
GMAC LLC, 6.88%, 09/15/11	125,000	55,773
International Lease Financial Corp, 6.6%, 11/15/13	45,000	27,586
JP Morgan Chase & Co., 7.90%, 4/29/49(4)	50,000	42,094
Keycorp, 6.5%, 05/14/13	65,000	46,791
Regions Financing Trust II, 6.63%, 05/15/47(4)	40,000	22,546
SLM Corp., 5.00%, 10/01/13	95,000	58,900
		489,911

Electric Utilities: 1.7%
Nisource Financial Corp., 5.25%, 09/15/17	100,000	82,777
Oncor Electric Delivery Co., 6.38%, 01/15/15	35,000	31,707
Public Service Co. of New Mexico, 7.95%, 05/15/18	5,000	4,720
		119,204

Electronics: 1.2%
Celestica, Inc., 7.63%, 07/01/13	90,000	81,900

Food: 1.2%
Tyson Foods, Inc., 7.35%, 04/01/16(4)	100,000	82,500

See accompanying Notes to Financial Statements.

Brandes Institutional Enhanced Income Fund

SCHEDULE OF INVESTMENTS - September 30, 2008 - (Continued)
	Principal Amount	Value
Forest Products & Paper: 2.3%
Arbitibi Consolidated Co., 6.00%, 06/20/13	$110,000	$29,150
Catalyst Paper Corp., 8.63%, 06/15/11	165,000	130,350
		159,500

Healthcare-Services: 3.1%
Tenet Healthcare Corp., 9.88%, 07/01/14	225,000	219,375

Home Builders: 2.8%
K Hovnanian Enterprises, Inc., 7.50%, 05/15/16	65,000	37,700
Pulte Homes, Inc., 5.20%, 02/15/15	130,000	104,000
Toll Brothers Financial Corp, 5.15%, 5/15/15	60,000	50,743
		192,443

Pharmaceuticals: 1.2%
Wyeth, 5.50%, 02/01/14	85,000	84,258

Telecommunications: 1.4%
Sprint Nextel Corp., 6.00%, 12/01/16	125,000	96,250

TOTAL CORPORATE BONDS (cost $2,696,848)		$2,106,914

FEDERAL AND FEDERALLY SPONSORED CREDIT: 13.0%

Federal Home Loan Mortgage Corp.
Gold Pool, 6.00%, 10/1/38(2)	$275,000	$278,352
Gold Pool, 6.50%, 10/1/38(2)	225,000	230,695
		509,047

Federal National Mortgage Association
15 Year, 5.00%, 10/1/23(2)	325,000	322,664
30 Year, 5.50%, 10/1/38(2)	75,000	74,789
		397,453

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDIT
SECURITIES (cost $914,305)		$906,500

See accompanying Notes to Financial Statements.

Brandes Institutional Enhanced Income Fund

SCHEDULE OF INVESTMENTS - September 30, 2008 - (Continued)
	Principal Amount	Value
OTHER MORTGAGE RELATED SECURITIES: 8.4%
Commercial Mortgages: 7.6%
Banc of America Alternative Loan Trust, 5.75%, 06/25/37	$52,649	$47,968
Banc of America Funding Corp., 6.09%, 09/20/46	63,863	50,028
Countrywide Home Loan Mortgage Pass Through Trust, 5.35%,
03/20/36	43,753	27,662
First Horizon Alternative Mortgage Securities, 6.00%, 01/25/35	50,450	44,995
Indymac Index Mortgage Loan Trust, 5.81%, 06/25/37	75,851	48,353
JP Morgan Chase Commercial Mortgage Securities Corp., 5.43%,
12/12/43	100,000	86,858
WaMu Mortgage Pass Through Certificates, 6.61%, 11/25/36	60,187	52,060
Wells Fargo Alternative Loan Trust, 6.25%, 11/25/37	104,518	91,486
Wells Fargo Alternative Loan Trust, 6.00%, 11/25/22	95,126	85,465
		534,875

Sub-Prime Mortgages: 0.8%
Countrywide Asset-Backed Certificates, 4.26%, 12/25/34	65,000	53,451

TOTAL OTHER MORTGAGE RELATED SECURITIES
(cost $638,432)		$588,326

UNITED STATES GOVERNMENT: 7.7%
United States Treasury Bond, 6.88%, 08/15/25	$60,000	$77,424
United States Treasury Note, 4.25%, 8/15/14	25,000	25,773
United States Treasury Note, 4.00%, 03/15/10	225,000	239,572
United States Treasury Note, 4.50%, 02/15/16	180,000	191,869
		534,638

TOTAL UNITED STATES GOVERNMENT (cost $529,573)		$534,638

See accompanying Notes to Financial Statements.

Brandes Institutional Enhanced Income Fund

SCHEDULE OF INVESTMENTS - September 30, 2008 - (Continued)
	Principal Amount	Value
SHORT-TERM INVESTMENTS: 21.2%
Government Agency: 18.2%
Federal National Mortgage Association Discount Notes, 2.36%, 10/14/08(3)	$200,000	$199,964
Federal National Mortgage Association Discount Notes, 2.55%, 12/10/08(3)	225,000	223,906
Federal Home Loan Bank Discount Notes, 2.39%, 10/22/08(3)	225,000	224,934
Federal Home Loan Bank Discount Notes, 2.48%, 11/07/08(3)	200,000	199,599
Federal Home Loan Bank Discount Notes, 2.25%, 11/28/08(3)	225,000	224,293
Federal Home Loan Mortgage Corporation Discount Note, 2.55%, 12/08/08(3)	200,000	199,056
		1,271,752

Repurchase Agreement: 3.0%
State Street & Trust Repurchase Agreement, (Dated 9/30/2008),
due 10/1/2008, 0.90%, [Collateralized by $270,000, Federal Home
Loan Bank, Pool #1H2628, 6.14%, 7/01/36 (Market Value $216,412)]
(proceeds $210,906)(3)	210,901	210,901

TOTAL SHORT-TERM INVESTMENTS (cost $1,480,163)		$1,482,653

TOTAL INVESTMENTS IN SECURITIES (cost $8,888,624): 108.7%		$7,592,374
Liabilities in excess of Other Assets: (8.7)%		(609,201)
NET ASSETS: 100.0%		$6,983,173

Percentages are based on Net Assets.
(1)	In default.
(2)	Security purchased on a delayed delivery or when-issued basis. Rate shown is as of issue date.
(3)	Security pledged as collateral for when-issue purchase commitments outstanding as of September 30, 2008.
(4)	Floating rate or variable rate security. Rate shown is as September 30, 2008.
(5)	Non-income producing security.
(6)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the ‘‘Act’’) or was acquired in a private placement, and, unless registered pursuant to another exemption from registration.) The market values of these securities total $25,493, which represents 0.37% of total net assets.

(7)
Market quotations for these investments were not readily available at September 30, 2008. As discussed in Note 2 of the Notes to Financial Statements, prices for these issues were derived from estimates of fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board. At September 30, 2008, the value of these securities totaled $39,000 or 0.6% of the Fund’s net assets.

(8)	Affiliated security. See Note 3 of the Notes to Financial Statements.

ADR	American Depositary Receipt

See accompanying Notes to Financial Statements.

Brandes Investment Trust

STATEMENT OF ASSETS AND LIABILITIES September 30, 2008
	Separately Managed Account Reserve Trust	Brandes Institutional Core Plus Fixed Income Fund	Brandes Institutional Enhanced Income Fund
ASSETS
Investments in securities, at value(1)
Unaffiliated issuers	$154,187,649	$5,521,338	$7,567,874
Affiliated issuers	1,859,550	24,500	24,500
Total investments at value	156,047,199	5,545,838	7,592,374
Cash	—	199,279	224,189
Receivables:
Securities sold	879,000	15,250	11,000
Dividends and interest	3,349,689	60,399	69,685
Due from Advisor	145,127	262,270	259,820
Prepaid expenses and other assets	—	28,779	29,667
Total assets	160,421,015	6,111,815	8,186,735

LIABILITIES
Payables:
Securities purchased	3,598,180	1,330,401	1,140,624
Fund shares redeemed	935,930	—	—
Dividends payable	1,311,491	—	—
Accrued expenses	—	61,696	62,938
Total liabilities	5,845,601	1,392,097	1,203,562

NET ASSETS	$154,575,414	$4,719,718	$6,983,173

COMPONENTS OF NET ASSETS

Paid-in capital	$215,515,692	$5,388,568	$8,317,010
Undistributed net investment income	2,232	1	(39)
Accumulated net realized loss on
investments and foreign currency	(11,950,362)	(31,533)	(37,355)
Net unrealized depreciation on:
Investments	(48,990,879)	(637,318)	(1,296,250)
Foreign currency	(1,269)	—	(193)
Total Net Assets	$154,575,414	$4,719,718	$6,983,173

Net asset value, offering price and
redemption proceeds per share
Class I Shares
Net Assets	$154,575,414	$4,703,253	$6,835,183
Shares outstanding (unlimited shares
authorized without par value)	22,169,746	541,207	824,998
Offering and redemption price	$6.97	$8.69	$8.29
Class E Shares
Net Assets	N/A	$16,465	$147,990
Shares outstanding (unlimited shares
authorized without par value)	N/A	1,893	17,864
Offering and redemption price	N/A	$8.70	$8.28
(1) Cost of Investments
Unaffiliated issuers	$201,953,530	$6,142,551	$8,847,591
Affiliated issuers.	3,084,548	40,605	41,033
	$205,038,078	$6,183,156	$8,888,624

See accompanying Notes to Financial Statements.

Brandes Investment Trust

STATEMENT OF OPERATIONS For the Periods Ended September 30, 2008
	Separately Managed Account Reserve Trust	Brandes Institutional Core Plus Fixed Income Fund*	Brandes Institutional Enhanced Income Fund*
INVESTMENT INCOME
Income
Dividend income (net of foreign taxes withheld of
$3,694)	$—	$—	$62,591
Interest income
Unaffiliated issuers (net of foreign taxes withheld of
$4,697, $278, and $0, respectively)	16,238,511	231,641	258,615
Affiliated issuers	199,163	2,497	2,277
Miscellaneous income	29,700	—	—
Total income	16,467,374	234,138	323,483

Expenses (Note 3)
Advisory fees	—	12,521	21,529
Custody fees	—	3,006	5,840
Administration fees	—	43,281	43,277
Insurance expense	—	56	63
Legal fees	—	38,991	42,809
Printing fees	—	7,527	9,814
Miscellaneous	—	1,393	1,418
Registration expense	—	27,933	28,320
Trustee fees	—	52,411	52,411
Transfer agent fees	—	25,160	25,218
Accounting fees	—	29,591	30,457
Auditing fees	—	14,980	15,002
Fund organization expense	—	26,888	26,888
Total expenses	—	283,738	303,046
Less reimbursement / waiver	—	(265,837)	(273,396)
Total expenses net of reimbursement / waiver	—	17,901	29,650
Net investment income	16,467,374	216,237	293,833

REALIZED AND UNREALIZED LOSS ON
INVESTMENTS
Net realized loss on:
Investments	(12,181,436)	(40,888)	(46,249)
Foreign currency transactions	(1,851)	—	(39)
Net realized loss	(12,183,287)	(40,888)	(46,288)
Net increase from payments by affiliates (Note L)	145,127	8,946	7,904
Net change in unrealized appreciation on:
Investments	(43,544,055)	(637,318)	(1,296,250)
Foreign currency transactions	(1,269)	—	(193)
Net unrealized depreciation	(43,545,324)	(637,318)	(1,296,443)
Net realized and unrealized loss on investments
and foreign currency transactions	(55,583,484)	(669,260)	(1,334,827)
Net decrease in net assets resulting from
operations	$(39,116,110)	$(453,023)	$(1,040,994)

* Commenced operations on December 28, 2007.

See accompanying Notes to Financial Statements.

Brandes Investment Trust

STATEMENT OF CHANGES IN NET ASSETS
	Separately Managed Account Reserve Trust		Brandes Institutional Core Plus Fixed Income Fund*	Brandes Institutional Enhanced Income Fund*
	Year Ended September 30, 2008	Year Ended September 30, 2007	Period Ended September 30, 2008	Period Ended September 30, 2008
INCREASE (DECREASE) IN
NET ASSETS FROM:
OPERATIONS
Net investment income	$16,467,374	$4,376,424	$216,237	$293,833
Net realized gain (loss) on:
Investments	(12,181,436)	447,950	(40,888)	(46,249)
Foreign currency transactions	(1,851)	—	—	(39)
Net increase from payments by
affiliates (Note L)	145,127	—	8,946	7,904
Net unrealized depreciation on:
Investments	(43,544,055)	(5,357,139)	(637,318)	(1,296,250)
Foreign currency transactions	(1,269)	—	—	(193)
Net decrease in net
assets resulting from
operations	(39,116,110)	(532,765)	(453,023)	(1,040,994)

DISTRIBUTIONS TO
SHAREHOLDERS
From net investment income
Class I	(16,380,166)	(4,253,814)	(215,461)	(291,233)
Class E	N/A	N/A	(366)	(1,610)
From net realized gains
Class I	(485,422)	—	—	—
Tax return of capital
Class I	—	—	—	(1,213)
Class E	—	—	—	(7)
Decrease in net assets
from distributions	(16,865,588)	(4,253,814)	(215,827)	(294,063)

CAPITAL STOCK
TRANSACTIONS (Note 5)
Proceeds from shares sold	110,064,318	134,008,669	5,173,532	8,221,557
Net asset value of shares issued on
reinvestment of distributions	4,222,703	1,729,382	215,036	294,113
Cost of shares redeemed	(46,265,699)	(4,344,794)	—	(197,440)
Net increase in net assets from
capital share transactions	68,021,322	131,393,257	5,388,568	8,318,230
Total Increase in net assets	12,039,624	126,606,678	4,719,718	6,983,173

NET ASSETS
Beginning of the Period	142,535,790	15,929,112	—	—
End of the Period	$154,575,414	$142,535,790	$4,719,718	$6,983,173
Undistributed net
investment income	$2,232	$4,246	$1	$(39)

* Commenced operations on December 28, 2007.

See accompanying Notes to Financial Statements.

Separately Managed Account Reserve Trust

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
	Year Ended September 30,			Period Ended
	2008		2007	September 30, 2006*
Net asset value, beginning of period	$9.61		$9.87	$10.00
Income from investment
operations:
Net investment income	0.81		0.69	0.69
Net realized and unrealized loss on
investments	(2.63)		(0.27)	(0.13)
Net increase from payments by
affiliates	0.01		—	—
Total from investment operations	(1.81)		0.42	0.56

Less distributions:
From net investment income	(0.81)		(0.68)	(0.69)
From net realized gain	(0.02)		—	—
Total distributions	(0.83)		(0.68)	(0.69)
Net asset value, end of period	$6.97		$9.61	$9.87
Total return	(20.15	)%(4)	4.22%	5.96	%(1)

Ratios/supplemental data:
Net assets, end of period (millions)	$154.58		$142.50	$15.90

Ratio of expenses to average net
assets(3)	0.00%		0.00%	0.00	%(2)

Ratio of net investment income to
average net assets(3)	9.28%		7.27%	7.22	%(2)
Portfolio turnover rate	157.66%		230.69%	214.02	%(1)

(1)	Not Annualized.
(2)	Annualized.
(3)
Reflects the fact that no fees or expenses are incurred by the Fund. The Fund is an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Fund or the Advisor. Participants in these programs pay a ‘‘wrap’’ fee to the sponsor of the program.

(4)
The Fund’s total return consists of a voluntary reimbursement by the Advisor for a realized investment loss on a transaction not meeting the Fund’s investment guidelines. This item had an impact of less than 0.005% on the Fund’s total return.

*	Commenced operations on October 3, 2005.

See accompanying Notes to Financial Statements.

Brandes Institutional Core Plus Fixed Income Fund - Class I

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
	Period Ended September 30, 2008*
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.44
Net realized and unrealized loss on investments	(1.33)
Net increase from payments by affiliates	0.02
Total from investment operations	(0.87)

Less distributions:
From net investment income	(0.44)
Total distributions	(0.44)
Net asset value, end of period	$8.69
Total return	(9.00	)%(1)(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$4.70

Ratio of expenses to average net assets
Before expense reimbursement / waiver	7.93	%(2)
After expense reimbursement / waiver	0.50	%(2)

Ratio of net investment income to average net assets
Before expense reimbursement / waiver	(1.39	)%(2)
After expense reimbursement / waiver	6.04	%(2)
Portfolio turnover rate	404.25	%(1)

(1)	Not Annualized.
(2)	Annualized.
(3)
In 2008, 0.21% of the Fund’s total return consists of a voluntary reimbursement by the Advisor for a realized investment loss on a transaction not meeting the Fund’s investment guidelines. Excluding this item, total return would have been (9.21)%.

*	Commenced operations on December 28, 2007.

See accompanying Notes to Financial Statements.

Brandes Institutional Core Plus Fixed Income Fund - Class E

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
	Period Ended September 30, 2008*
Net asset value, beginning of period	$9.99

Income from investment operations:
Net investment income	0.24
Net realized and unrealized loss on investments	(1.31)
Net increase from payments by affiliates	0.02
Total from investment operations	(1.05)

Less distributions:
From net investment income	(0.24)
Total distributions	(0.24)
Net asset value, end of period	$8.70
Total return	(10.62	)%(1)(3)

Ratios/supplemental data:
Net assets, end of period (millions)	$0.02

Ratio of expenses to average net assets
Before expense reimbursement / waiver	7.19	%(2)
After expense reimbursement / waiver	0.70	%(2)

Ratio of net investment income to average net assets
Before expense reimbursement / waiver	2.05	%(2)
After expense reimbursement / waiver	8.54	%(2)
Portfolio turnover rate	404.25	%(1)

(1)	Not Annualized.
(2)	Annualized.
(3)
In 2008, 0.20% of the Fund’s total return consists of a voluntary reimbursement by the Advisor for a realized investment loss on a transaction not meeting the Fund’s investment guidelines. Excluding this item, total return would have been (10.82)%.

*	Commenced operations on May 28, 2008.

See accompanying Notes to Financial Statements.

Brandes Institutional Enhanced Income Fund - Class I

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
	Period Ended September 30, 2008*
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.39
Net realized and unrealized loss on investments	(1.72)
Net increase from payments by affiliates	0.01
Total from investment operations	(1.32)

Less distributions:
From net investment income	(0.39)
Tax return of capital	—	(3)
Total distributions	(0.39)
Net asset value, end of period	$8.29
Total return	(13.55	)%(1)(4)

Ratios/supplemental data:
Net assets, end of period (millions)	$6.84

Ratio of expenses to average net assets
Before expense reimbursement / waiver	5.63	%(2)
After expense reimbursement / waiver	0.55	%(2)

Ratio of net investment income to average net assets
Before expense reimbursement / waiver	0.38	%(2)
After expense reimbursement / waiver	5.46	%(2)
Portfolio turnover rate	273.38	%(1)

(1)	Not Annualized.
(2)	Annualized.
(3)	Amount calculated is less than $0.005 per share.
(4)
In 2008, 0.10% of the Fund’s total return consists of a voluntary reimbursement by the Advisor for a realized investment loss on a transaction not meeting the Fund’s investment guidelines. Excluding this item, total return would have been (13.65)%.

*	Commenced operations on December 28, 2007.

See accompanying Notes to Financial Statements.

Brandes Institutional Enhanced Income Fund - Class E

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
	Period Ended September 30, 2008*
Net asset value, beginning of period	$9.67

Income from investment operations:
Net investment income	0.18
Net realized and unrealized loss on investments	(1.40)
Net increase from payments by affiliates	0.01
Total from investment operations	(1.21)

Less distributions:
From net investment income	(0.18)
Tax return of capital	—	(3)
Total distributions	(0.18)
Net asset value, end of period	$8.28
Total return	(12.59	)%(1)(4)

Ratios/supplemental data:
Net assets, end of period (millions)	$0.15

Ratio of expenses to average net assets
Before expense reimbursement / waiver	5.52	%(2)
After expense reimbursement / waiver	0.75	%(2)

Ratio of net investment income to average net assets
Before expense reimbursement / waiver	1.43	%(2)
After expense reimbursement / waiver	6.20	%(2)
Portfolio turnover rate	273.38	%(1)

(1)	Not Annualized.
(2)	Annualized.
(3)	Amount calculated is less than $0.005 per share.
(4)
In 2008, 0.11% of the Fund’s total return consists of a voluntary reimbursement by the Advisor for a realized investment loss on a transaction not meeting the Fund’s investment guidelines. Excluding this item, total return would have been (12.70)%.

*	Commenced operations on May 28, 2008.

See accompanying Notes to Financial Statements.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

The Separately Managed Account Reserve Trust (the ‘‘SMART Fund’’), the Brandes Institutional Core Plus Fixed Income Fund (the ‘‘Core Plus Fund’’) and the Brandes Institutional Enhanced Income Fund (the ‘‘Enhanced Income Fund’’) (individually, a ‘‘Fund,’’ and collectively the ‘‘Funds’’) are series of Brandes Investment Trust (the ‘‘Trust’’). The Trust is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a diversified, open-end management investment company. The SMART Fund began operations on October 3, 2005. The Core Plus Fund and Enhanced Income Fund (each individually, an ‘‘Institutional Fund,’’ and collectively, the ‘‘Institutional Funds’’) began operations on December 28, 2007 and have two classes of shares: Class I and Class E. As noted in the Institutional Funds’ Prospectus, Class I shares are for institutional investors and Class E shares, which pay up to 0.25% of service fees of the Institutional Funds’ average net assets to intermediaries providing non-distribution services to their clients who own shares of the Institutional Funds. The SMART and Core Plus Fund invest their assets primarily in diversified portfolios of debt securities, while the Enhanced Income Fund invests its assets approximately 70% in debt securities and 30% in equity securities. The Funds seek to maximize total return.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation. Bonds and other fixed-income securities (other than the short-term securities) are valued using the bid price provided by an independent pricing service.

Other securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Securities traded on an exchange for which there have been no sales are valued at the last sale price on the exchange on the previous business day. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith pursuant to procedures adopted by the Board of Trustees.

U.S. Government securities with less than 60 days remaining to maturity when acquired by the Funds are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value as provided by an independent pricing service on the day of valuation until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest approximates market value.

The Funds have adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. Such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS - (Continued)

been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Funds calculate their own share prices. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by a Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

The Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

B.
Repurchase Agreements. Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the Fund’s collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

C.
Foreign Currency. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS - (Continued)

resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

D.
Forward Foreign Currency Exchange Contracts. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the relevant Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

E.
Delayed Delivery Securities. The Funds may purchase securities on a when-issued or delayed delivery basis. ‘‘When-issued’’ or ‘‘Delayed Delivery’’ refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or liquid securities, of any type or maturity, equal in value to the Fund’s commitment. Losses may arise if the market value of the underlying securities change, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors.

F.
Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses are evaluated on the bases of identified costs. Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. Interest is recorded on an accrual basis.

The Institutional Funds’ investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses common to the Institutional Funds’ portfolios are allocated among the Institutional Funds based upon their relative net asset values or other appropriate allocation methods.

G.
Federal Income Taxes. The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS - (Continued)

H.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

I.
Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

J.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2008, as a result of their reclassifications the SMART Fund’s undistributed net investment income was decreased by $89,222 and accumulated net realized gain was increased by $89,222, Core Plus Fund’s undistributed net investment income was decreased by $409 and accumulated net realized gain was increased by $409 and the Enhanced Income Fund’s undistributed net investment income was increased by $191, accumulated net realized gain was increased by $1,029 and paid-in capital was decreased by $1,220.

K.
Accounting for Uncertainty in Income Taxes. Effective March 31, 2008, the Trust adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 Accounting for Uncertainty in Income Taxes (“FIN 48”), a clarification of FASB Statement No. 109 Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management of the Trust reviewed the tax positions in the open tax years 2005 to 2008 for the SMART Fund and the open tax year 2008 for the Core Plus and Enhanced Income Funds. FIN 48 had no impact on the Trust’s net assets or results of operations as of September 30, 2008.

L.
Payment by Affiliate. Subsequent to the fiscal year ended September 30, 2008, the Funds’ investment advisor, Brandes Investment Partners, L.P., voluntarily reimbursed the SMART Fund, Core Plus Fund and Enhanced Income Fund $145,127, $8,946 and $7,904, respectively, relating to each of the Funds’ purchase of a security of an affiliate of the Distributor. This reimbursement has been classified on the Statement of Operations, Statement of Changes and the Financial Highlights as ‘‘Net increase from payments by affiliates’’ and is included in ‘‘Due from Advisor’’ on the Statement of Assets and Liabilities.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS - (Continued)

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Brandes Investment Partners, L.P. (the ‘‘Advisor’’) provides the Funds with investment management services under an Investment Advisory Agreement. The Advisor receives no advisory fee or other fee from the SMART Fund. The financial statements of the SMART Fund reflect the fact that no fees or expenses are incurred by the SMART Fund. It should be understood, however, that the SMART Fund is an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers unaffiliated with the SMART Fund and the Advisor. Typically, participants in these programs pay a ‘‘wrap fee’’ to their investment adviser. Although the SMART Fund does not compensate the Advisor directly for its service under the Investment Advisory Agreement, the Advisor benefits from its relationships with the sponsors of wrap fee programs for which the SMART Fund is an investment option.

Under the Advisory Agreement, the Advisor is entitled to receive a monthly fee for its investment management services, which is computed at an annualized percentage rate of the average daily value of the net assets of each Institutional Fund as follows: 0.35% for the Core Plus Fund and 0.40% for the Enhanced Income Fund. For the period ended September 30, 2008, the Core Plus Fund and the Enhanced Income Fund incurred $12,521 and $21,529, respectively, in advisory fees.

The Institutional Funds are responsible for their own operating expenses. The Advisor has agreed to limit the Institutional Funds’ total operating expenses by reducing all or a portion of its fees and reimbursing the Core Plus Fund and Enhanced Income Fund for expenses, excluding interest, so that their annual ratio of expenses to average net assets will not exceed 0.50% and 0.55% for Class I and 0.70% and 0.75% for Class E, respectively (the ‘‘Expense Cap Agreement’’). For the period ended September 30, 2008, the Advisor reimbursed expenses of $265,837 for the Core Plus Fund and $273,396 for the Enhanced Income Fund.

Any reimbursements or fee waivers made by the Advisor to an Institutional Fund are subject to repayment by the Institutional Fund, to the extent that the respective Institutional Fund is able to make the repayment within its Expense Cap Agreement. Under the Expense Cap Agreement, any such repayment must be made before the end of the third full fiscal year after the fiscal year in which the related reimbursement or waiver occurred.

Fund	Recovery expiring September 30, 2011
Core Plus Fund	$265,837
Enhanced Income Fund	273,396

For the period ended September 30, 2008, the Advisor did not recoup any fees previously waived or reimbursed under the Expense Cap Agreement.

U.S. Bancorp Fund Services, LLC, (the ‘‘Administrator’’) acts as administrator for the Funds. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants;

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS - (Continued)

coordinates the preparation and payment of Fund expenses; and prepares several Fund reports. For its services, the Administrator receives an annual fee from each Institutional Fund at the rate of 0.04% of the Institutional Fund’s average daily net assets for the first $500 million in net assets and 0.02% in excess of $500 million of the Institutional Fund’s average daily net assets, subject to a minimum of $50,000 per Institutional Fund per annum. The Administrator receives the same annual fee for the services it performs for the SMART Fund as it charges each Institutional Fund; however, the fee is paid by the Advisor.

Quasar Distributors, LLC (the ‘‘Distributor’’), a registered broker-dealer, acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

At September 30, 2008, the Funds owned a security of an affiliate of the Distributor. The transactions regarding the affiliated security are as follows:

Fund	Issuer Name	Par Value at October 1, 2007	Additions	Reductions	Par Value at September 30, 2008	Interest Income	Value At September 30, 2008
SMART Fund	USB Cap IX, 6.19%, 04/15/49	$—	$3,795,000	$—	$3,795,000	$199,163	$1,859,550
Core Plus Fund	USB Cap IX, 6.19%, 04/15/49	—	50,000	—	50,000	2,497	24,500
Enhanced Income Fund .	USB Cap IX, 6.19%, 04/15/49	—	50,000	—	50,000	2,277	24,500

Certain officers of the Fund and Trustees of the Trust are also officers of the Advisor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, were as follows:

	U.S. Government		Other
Fund	Purchases	Sales	Purchases	Sales
SMART Fund	$217,212,244	$237,481,466	$116,700,966	$51,669,459
Core Plus Fund	$14,411,809	$14,263,932	$6,351,599	$1,923,038
Enhanced Income Fund	$8,661,128	$11,903,821	$14,937,277	$4,321,901

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS - (Continued)

NOTE 5 - CAPITAL STOCK TRANSACTIONS

Capital stock activity in shares and dollars during the years ended September 30, 2008 and September 30, 2007, was as follows:

SMART Fund
	September 30, 2008		September 30, 2007
	Shares	Amount	Shares	Amount
Shares issued	12,118,526	$110,064,318	13,492,658	$134,008,669
Shares issued on reinvestment of
distributions	493,245	4,222,703	175,111	1,729,382
Shares redeemed	(5,277,070)	(46,265,699)	(445,885)	(4,344,794)
Net increase/(decrease)	7,334,701	$68,021,322	13,221,884	$131,393,257

Capital stock activity in shares and dollars during the period from December 28, 2007 (inception date) through September 30, 2008, was as follows:

Class I	Core Plus Fund		Enhanced Income Fund
	Shares	Amount	Shares	Amount
Year ended September 30, 2008
Shares issued	518,608	$5,155,532	815,021	$8,061,656
Shares issued on reinvestment of
distributions	22,599	214,670	31,674	292,496
Shares redeemed	—	—	(21,697)	(197,440)
Net increase/(decrease)	541,207	$5,370,202	824,998	$8,156,712

Capital stock activity in shares and dollars during the period from May 28, 2008 (inception date) through September 30, 2008, was as follows:

Class E
	Core Plus Fund		Enhanced Income Fund
	Shares	Amount	Shares	Amount
Year ended September 30, 2008
Shares issued	1,853	$18,000	17,677	$159,901
Shares issued on reinvestment of
distributions	40	366	187	1,617
Shares redeemed	—	—	—	—
Net increase/(decrease)	1,893	$18,366	17,864	$161,518

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS - (Continued)

NOTE 6 - FEDERAL INCOME TAX MATTERS

As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

	SMART Fund	Core Plus Fund	Enhanced Income Fund
Cost of investments for tax purposes	$205,038,078	$6,187,142	$8,891,832
Gross tax unrealized appreciation	$3,388,750	$32,160	$73,877
Gross tax unrealized depreciation	(52,380,898)	(673,464)	(1,373,528)
Net tax unrealized depreciation on investments and
foreign currency	(48,992,148)	(641,304)	(1,299,651)
Distributable ordinary income	4,083	1	—
Distributable long-term capital gains	—	—	—
Total distributable earnings	4,083	1	—
Other accumulated gains (losses)	(11,952,213)	(27,547)	(34,186)
Total accumulated earnings	$(60,940,278)	$(668,850)	$(1,333,837)

The differences between book and tax basis distributable earnings are primarily related to the differences in classification of paydown gains and wash sales for tax purposes compared to book purposes.

As of September 30, 2008, the SMART Fund had a capital loss carryover of $152,724 which expires in 2016.

Brandes Investment Trust

NOTES TO FINANCIAL STATEMENTS - (Continued)

The tax composition of dividends for the period ended September 30, 2008 for the Funds were as follows:

	Ordinary Income Total	Long Term Capital Gains Total	Return of Capital
SMART Fund	$16,704,714	$160,874	$—
Core Plus Fund	215,827	—	—
Enhanced Income Fund	292,843	—	1,220

At September 30, 2008, the SMART Fund, Core Plus Fund and Enhanced Income Fund had net realized losses of $11,799,489 and $27,547 and $34,186, respectively, which are deferred for tax purposes and were recognized on October 1, 2008.

NOTE 7 - NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (the ‘‘FASB’’) released Statement of Financial Accounting Standard No. 157 Fair Value Measurements (‘‘SFAS 157’’). SFAS 157 defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (‘‘GAAP’’), and expands disclosures about fair value measurements. SFAS 157 further clarifies several previous FASB Standards and expands disclosures about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is evaluating the implications of FASB 157 and its impact in the Trust’s financial statements has not yet been determined.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (‘‘SFAS 161’’) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. At this time, management is evaluating the implications of SFAS 161 and its impact in the Trust’s financial statements has not yet been determined.

Separately Managed Account Reserve Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Brandes Investment Trust and Shareholders of
Separately Managed Account Reserve Trust
Brandes Institutional Core Plus Fixed Income Fund
Brandes Institutional Enhanced Income Fund

We have audited the accompanying statement of assets and liabilities of the Separately Managed Account Reserve Trust, Brandes Institutional Core Plus Fixed Income Fund, and Brandes Institutional Enhanced Income Fund, each a series of Brandes Investment Trust (the ‘‘Trust’’), including the schedules of investments, as of September 30, 2008, and with respect to the Separately Managed Account Reserve Trust, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period October 3, 2005 to September 30, 2006, and with respect to the Brandes Institutional Core Plus Fixed Income Fund and Brandes Institutional Enhanced Income Fund, the related statements of operations, the statements of changes in net assets and the financial highlights for the period December 28, 2007 (commencement of operations) to September 30, 2008. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

Separately Managed Account Reserve Trust

Report of Independent Registered Public Accounting Firm - (Continued)

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Separately Managed Account Reserve Trust, Brandes Institutional Core Plus Fixed Income Fund, and Brandes Institutional Enhanced Income Fund, as of September 30, 2008, and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania
December 2, 2008

Brandes Investment Trust

ADDITIONAL INFORMATION - (Unaudited)

PROXY VOTING PROCEDURES

The Advisor votes proxies relating to the Funds’ portfolio securities in accordance with procedures adopted by the Advisor. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling toll-free, 1-800-331-2979.

TAX NOTICE

Additional information for foreign shareholders only. For the periods ended September 30, 2008, 99%, 74% and 68% of the ordinary distributions paid by the SMART Fund, Core Plus Fund and Enhanced Income Fund, respectively, qualify as interest related dividends under the Internal Revenue Code Section 87(k)(1)(c). For the periods ended September 30, 2008, less than 1%, 0% and 0% of the ordinary distributions paid by the SMART Fund, Core Plus Fund and Enhanced Income Fund, respectively, were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

The percentage of dividend income distributed for the periods ended September 30, 2008, which is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, is 0%, 0% and 16% for the SMART Fund, Core Plus Fund and Enhanced Income Fund, respectively. Of the dividends paid by the SMART Fund, Core Plus Fund and Enhanced Income Fund, 0%, 0% and 5%, respectively, qualify for the corporate dividends received deduction.

Brandes Investment Trust

RESULTS OF THE MEETING OF THE SHAREHOLDERS OF THE TRUST – (Unaudited)

A meeting of the Trust’s shareholders was held on April 15, 2008. The matter voted on by the shareholders and the results of the vote at the shareholder meeting were as follows:

1. To elect Jean E. Carter and Robert M. Fitzgerald to the Board of Trustees of the Trust.

Jean E. Carter
	Shares Voted	% of Outstanding Shares Voted	% of Shares Present Voted
Affirmative	38,034,989	58.12%	94.52%
Withhold	2,205,338	3.37%	5.48%

Robert M. Fitzgerald
	Shares Voted	% of Outstanding Shares Voted	% of Shares Present Voted
Affirmative	38,034,430	58.12%	94.52%
Withhold	2,205,897	3.37%	5.48%

2. To ratify the prior appointment of Jeff Busby of the Board of Trustees.

Jeff Busby
	Shares Voted	% of Outstanding Shares Voted	% of Shares Present Voted
Affirmative	39,944,447	61.04%	99.27%
Withhold	295,880	0.45%	0.74%

Brandes Investment Trust

TRUSTEE AND OFFICER INFORMATION - (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust’s agreements with the Advisor, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of each Fund to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-331-2979.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Trust Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Independent Trustees(2)

DeWitt F. Bowman, CFA	Trustee	Since	Retired.	4	Pacific Gas and
11988 El Camino Real,		February			Electric Nuclear
Suite 500		1995			Decommissioning
San Diego, CA 92130					Trust; PCG Private
(Age 77)					Equity Fund; Forward
					Funds; Sycuan Funds
					RREEF America III
					REIT.

J. Michael Gaffney, CFA	Trustee	Since June	Independent Consultant,	4	None
11988 El Camino Real,		2004	IXIS Asset Management,
Suite 500			North America, since 2004.
San Diego, CA 92130
(Age 67)

Karin B. Bonding, CFA	Trustee	Since May	Lecturer, University of	4	Director of six closed
11988 El Camino Real,		2006	Virginia, since 1996.		end mutual funds in
Suite 500			President of Capital Markets		the Credit Suisse
San Diego, CA 92130			Institute, Inc. from 1996 to		family of funds.
(Age 69)			2006.

Jean E. Carter	Trustee	Since April	Director, Investment	4	None
11988 El Camino Real		2008	Management of Russell
Suite 500			Investment Group from 2000
San Diego, CA 92130			to 2005.
(Age 51)

Robert M. Fitzgerald	Trustee	Since April	Chief Financial Officer of	4	Hotchkis and Wiley
11988 El Camino Real		2008	National Retirement Partners		Mutual Funds.
Suite 500			from 2005 to 2007.
San Diego, CA 92130
(Age 56)

Brandes Investment Trust

TRUSTEE AND OFFICER INFORMATION - (Unaudited) - (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Trust Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
‘‘Interested’’ Trustees(3)

Debra McGinty-Poteet	Trustee	Since June	Director, Mutual Fund	4	Brandes Investment
11988 El Camino Real,	and	2000	Services of Brandes		Funds PLC.
Suite 500	President		Investment Partners, L.P., the
San Diego, CA 92130			investment advisor to the
(Age 52)			Funds (the ‘‘Advisor’’).

Jeff Busby	Trustee	Since July	Executive Director of the	4	None
11988 El Camino Real,		2006	Advisor.
Suite 500
San Diego, CA 92130
(Age 47)

Officers of the Trust

Thomas M. Quinlan	Secretary	Since June	Associate General Counsel	N/A	N/A
11988 El Camino Real,		2003	of the Advisor since January
Suite 500			2005; Counsel of the
San Diego, CA 92130			Advisor from July 2000 to
(Age 37)			January 2005.

Gary Iwamura	Treasurer	Since	Finance Director of the	N/A	N/A
11988 El Camino Real,		September	Advisor.
Suite 500		1997
San Diego, CA 92130
(Age 51)

Adelaide Pund	Chief	Since	Head of Compliance of the	N/A	N/A
11988 El Camino Real,	Compliance	September	Advisor since October 2004;
Suite 500	Officer	2004	Compliance Manager of the
San Diego, CA 92130			Advisor from 1998 to
(Age 40)			October 2004.

(1)	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(2)	Not ‘‘interested persons’’ of the Trust as defined in the 1940 Act.
(3)	‘‘Interested persons’’ of the Trust as defined in the 1940 Act by virtue of their positions with the Advisor.

ADVISOR
Brandes Investment Partners, L.P.
11988 El Camino Real, Suite 500
San Diego, California 92130
800.331.2979	SEPARATELY MANAGED
ACCOUNT RESERVE TRUST
DISTRIBUTOR
Quasar Distributors, LLC	INSTITUTIONAL CORE PLUS
615 E. Michigan Street, 4th Floor	FIXED INCOME FUND
Milwaukee, WI 53202
INSTITUTIONAL ENHANCED
TRANSFER AGENT	INCOME FUND
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202
ANNUAL REPORT
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	For the periods ended
Tait, Weller & Baker LLP	September 30, 2008
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP 515 South Flower Street Los Angeles, California 90071
WORLDWIDE VALUE SPECIALISTS
This report is intended for shareholders of the Brandes Separately Managed Account Reserve Trust and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Statements and other information herein are dated and are subject to change.

Brandes Institutional International Equity Fund

Dear Shareholder:

The Brandes Institutional International Equity Fund (‘‘the Fund’’) declined 23.42% during the 12 months ending September 30, 2008. For the same period, the MSCI EAFE Index fell 30.50%.

After sharing the firm’s philosophy on international markets, I’ll examine the industry-, country-, and stock-specific factors that affected the Fund’s performance and describe changes in the Fund’s composition for the 12-month period ending September 30, 2008. Finally, I’ll review our investment philosophy and discuss how the Fund is positioned for the future.

The Markets

As explained below in the ‘‘Our Outlook’’ section, our bottom-up investment approach focuses on analyzing individual businesses. We believe commentary on short-term events in financial markets detracts from the focus on company fundamentals and is not consistent with our investment philosophy.

The Fund

In an adverse environment for international equities, the Fund’s positions in the commercial banks, diversified telecommunication services, and communications equipment industries weighed on results. For example, Natixis (France - commercial banks), Telecom Italia (Italy - diversified telecommunication services), and Alcatel-Lucent (France - communications equipment) declined during the period. The Fund’s positions in the insurance and semiconductors & semiconductor equipment industries also experienced negative performance, including Aegon (Netherlands - insurance) and Infineon Technologies (Germany - semiconductors & semiconductor equipment). Among the individual holdings posting gains in the period were Télefonos de México (Mexico - diversified telecommunication services), Seven & I Holdings (Japan - food & staples retailing), and Samsung Electronics (South Korea - semiconductors & semiconductor equipment).

Declines for Japan-, France-, and United Kingdom-based positions weighed on performance. Among the holdings from these countries experiencing declines were Rohm (Japan - semiconductors & semiconductor equipment), Sanofi-Aventis (France - pharmaceuticals), and Marks & Spencer Group (United Kingdom - multiline retail). Share prices for positions based in the Netherlands and Italy also fell, including STMicroelectronics (Netherlands - semiconductors & semiconductor equipment) and Intesa Sanpaolo (Italy - commercial banks).

During the period, we eliminated exposure to companies such as Samsung Electronics (South Korea - semiconductors & semiconductor equipment), LG Electronics (South Korea - semiconductors & semiconductor equipment), and ABN Amro (Netherlands - commercial banks) to pursue what we believe to be more attractive opportunities. We also purchased shares of companies such as Barclays (United Kingdom - commercial banks), Renault (France - automobiles), and J Sainsbury (United Kingdom - food & staples retailing) at prices that we consider to be compelling. We also took advantage of prices we believe to be attractive by adding to certain existing holdings.

1

Brandes Institutional International Equity Fund

Our Outlook

Our investment philosophy continues to focus on fundamental company analysis with a long-term perspective. In all market environments, we search for and hold stocks whose shares are trading at discounts to our estimates of their fair values. We believe this strategy will provide patient investors with favorable results.

As of September 30, 2008, the Fund’s most substantial country weighting was in Japan. On an industry basis, the Fund’s largest exposure was in diversified telecommunication services.

Keep in mind that the Fund’s weightings for countries and industries are not the product of ‘‘top-down’’ forecasts or opinions regarding interest rates, economic growth, or other macroeconomic variables. Instead, these weightings stem from our company-by-company search for compelling investment opportunities in markets around the world.

While we are aware of the concerns surrounding the markets, and the pessimism surrounding many of our positions, we firmly believe the prevailing uncertainty will lift.

We believe the strengths of new positions and existing portfolio holdings should inspire optimism for long-term outperformance. Applied globally, we believe our investment process should continue to uncover promising opportunities in non-U.S. markets.

Debra McGinty-Poteet

President
Brandes Investment Trust

Past performance does not guarantee future results.

The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and are not considered a recommendation to buy or sell any security.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners® exclusively and is subject to change without notice.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

2

Brandes Institutional International Equity Fund

Must be preceded or accompanied by a prospectus.

Index Guide

MSCI EAFE: The MSCI EAFE Index is an unmanaged index consisting of equities from Europe, Australasia, and the Far East. The index is often used as a benchmark for international equity portfolios and includes dividends and distributions net of withholding taxes, but does not reflect fees, brokerage commissions, or other expenses of investing. Please note that all indices are unmanaged and are not available for direct investment.

The Brandes Institutional International Equity Fund is distributed by Quasar Distributors LLC. (11/08.)

3

Brandes Institutional International Equity Fund

Index Comparison (Unaudited)

The following chart compares the value of a hypothetical $1,000,000 investment in the Brandes Institutional International Equity Fund from its inception (January 2, 1997) to September 30, 2008 as compared with the Morgan Stanley Capital International EAFE Index.

Value of $1,000,000 vs Morgan Stanley Capital
International EAFE (Europe, Australasia and Far East) Index

	Average Annual Total Return Period Ended September 30, 2008
	One Year	Five Years	Since Inception (1/2/97)
Brandes Institutional International Equity Fund	-23.42%	11.35%	11.31%
Morgan Stanley Capital International EAFE Index	-30.50%	9.69%	4.37%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses. Currently, the expense level has not been exceeded.

4

Brandes Institutional International Equity Fund

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory and administrative fees and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

This section provides information about actual account values and actual expenses. The ‘‘Ending Account Value’’ shown is derived from the Fund’s actual return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses Paid During Period*
Based on Actual Return	$1,000.00	$ 871.50	$5.29
Based on Hypothetical 5% Return	$1,000.00	$1,019.35	$5.70

*
Expenses are equal to the Fund’s six-month expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year (183), then divided by the number of days in the fiscal year (366).

5

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS — September 30, 2008
	Shares	Value
COMMON STOCKS: 98.8%
Bermuda: 2.5%
Tyco Electronics Ltd.	490,372	$13,563,690
XL Capital Ltd.(1)	319,510	5,732,009
		19,295,699

Brazil: 1.6%
Brasil Telecom Participacoes SA, ADR	19,439	949,790
Centrais Electricas Brasileiras S.A., ADR	534,830	7,728,294
Contax Participacoes S.A., ADR	115,700	108,758
Tele Norte Leste Participacoes S.A., ADR	115,700	2,020,122
Telemig Celular Participacoes S.A., ADR(1)	3,524	130,423
TIM Participacoes S.A., ADR(1)	22,284	464,844
Vivo Participacoes S.A., ADR	120,630	499,408
		11,901,639

Canada: 0.2%
Nortel Networks Corp.*	687,230	1,539,395

France: 11.7%
Alcatel-Lucent S.A.*	3,031,400	11,684,183
Carrefour S.A.	235,876	11,125,155
Credit Agricole S.A.(1)	321,100	6,185,433
Credit Agricole S.A.(1) **	107,032	2,061,786
France Telecom S.A.	669,630	18,786,192
Natixis(1)	620,800	1,868,075
Natixis(1) **	968,448	2,914,198
Renault S.A.	119,300	7,604,258
Sanofi-Aventis S.A.(1)	412,935	27,153,434
		89,382,714

Germany: 6.2%
Bayerische Motoren Werke AG	101,659	3,941,079
Deutsche Post AG	225,100	4,697,434
Deutsche Telekom AG	2,109,400	32,041,613
Hypo Real Estate Holding AG(1)	74,575	439,997
Infineon Technologies AG*	944,900	5,246,914
Infineon Technologies AG**	143,800	798,504
		47,165,541

See accompanying Notes to Financial Statements.

6

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS — September 30, 2008 - (Continued)
	Shares	Value
Italy: 5.1%
Intesa Sanpaolo SpA	2,642,950	$14,537,688
Telecom Italia SpA	5,396,374	8,032,718
Telecom Italia Savings Shares SpA	9,083,350	10,298,229
UniCredit SpA	520,200	1,945,552
Unipol Gruppo Finanziario SpA	2,506,800	4,259,278
		39,073,465

Japan: 32.2%
Aiful Corp.(1)	537,500	4,175,538
Akita Bank Ltd.	327,000	1,256,569
Astellas Pharma, Inc.(1)	125,500	5,294,570
Chuo Mitsui Trust Holdings, Inc.	1,040,000	5,637,189
Dai Nippon Printing Co. Ltd.	426,000	5,769,114
Daiichi Sankyo Co. Ltd.	227,602	5,888,021
Fuji Film Holdings Corp.(1)	373,600	9,670,379
Hitachi Ltd.	1,217,800	8,254,323
Mitsubishi UFJ Financial Group, Inc.	2,471,000	21,634,186
Mitsui Sumitomo Insurance Co. Ltd.	627,599	21,460,137
Mizuho Financial Group, Inc.	4,530	19,889,834
NEC Corp.(1)	1,668,000	7,157,837
Nippon Telegraph & Telephone Corp.	5,981	26,802,966
Nissan Motor Co. Ltd.(1)	404,100	2,743,399
Ono Pharmaceutical Co. Ltd.(1)	161,600	7,495,733
Rohm Co. Ltd.	171,400	9,465,439
San-In Godo Bank Ltd.	116,000	902,211
Seven & I Holding Co. Ltd.	280,500	8,091,068
Sompo Japan Insurance, Inc.	421,000	3,587,650
Sony Corp.	223,800	6,929,144
Sumitomo Mitsui Financial Group, Inc.(1)	2,914	18,343,088
Taisho Pharmaceutical Co. Ltd.	408,000	8,124,795
Takeda Pharmaceutical Co. Ltd.(1)	123,800	6,258,412
Takefuji Corp.(1)	385,870	5,041,530
TDK Corp.(1)	147,400	7,412,259
The 77 Bank Ltd.	246,000	1,245,392
Tokio Marine Holdings, Inc.(1)	382,300	14,091,992
Yamaguchi Financial Group Inc.	260,300	3,189,350
		245,812,125

See accompanying Notes to Financial Statements.

7

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS — September 30, 2008 - (Continued)
	Shares	Value
Mexico: 2.0%
Telefonos de Mexico S.A. - Class L, ADR(1)	397,680	$10,240,260
Telmex International S.A. - Class L, ADR(1)	397,680	5,169,840
		15,410,100

Netherlands: 9.5%
Aegon N.V.	1,455,462	12,879,210
Akzo Nobel N.V.	155,700	7,476,286
Koninklijke Ahold N.V.	1,382,552	15,973,694
SNS Reaal**	176,335	2,012,748
STMicroelectronics N.V.(1)	1,236,900	12,544,707
Unilever N.V.	526,704	14,828,766
Wolters Kluwer N.V.	331,791	6,725,984
		72,441,395

New Zealand: 0.4%
Telecom Corp. of New Zealand Ltd.(1)	1,514,361	2,799,495

Portugal: 1.8%
Portugal Telecom SGPS, S.A.(1)	1,347,517	13,553,201

South Korea: 2.9%
Korea Electric Power Corp., ADR	553,200	6,854,148
KT Corp., ADR	350,100	5,878,179
SK Telecom Co., Ltd., ADR	495,300	9,321,546
		22,053,873

Spain: 0.9%
Telefonica S.A.	301,801	7,177,364

Switzerland: 3.7%
Novartis AG	73,000	3,860,931
Swisscom AG	40,600	12,166,485
Swiss Reinsurance	218,200	12,154,610
		28,182,026

United Kingdom: 18.1%
AstraZeneca Plc	560,555	24,562,697
Barclays Plc	2,148,921	12,784,913
British Sky Broadcasting Group Plc	802,600	5,979,336
GlaxoSmithKline Plc	1,188,120	25,772,611
HSBC Holdings Plc	939,308	15,216,879

See accompanying Notes to Financial Statements.

8

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS — September 30, 2008 - (Continued)
	Shares	Value
ITV Plc	8,228,300	$6,187,569
J Sainsbury Plc	1,642,500	10,314,960
Kingfisher Plc	3,294,300	7,864,038
Marks & Spencer Group Plc	1,844,419	6,746,129
Royal Bank of Scotland Group Plc	2,770,949	8,950,907
Royal Bank of Scotland Group Plc**	60,770	196,304
Wm. Morrison Supermarkets Plc	3,170,311	14,763,120
		139,339,463
TOTAL COMMON STOCKS (cost $917,973,889)		$755,127,495

INVESTMENT PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 13.3%
Investment Companies: 13.3%
State Street Navigator Securities Lending Prime Portfolio	$102,011,931
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING (cost $102,011,931)	$102,011,931
TOTAL INVESTMENTS IN SECURITIES (cost $1,019,985,820): 112.1%	$857,139,426
Liabilities in excess of Other Assets: (12.1)%	(92,779,519)
NET ASSETS: 100.0%	$764,359,907
________________
Percentages are based on Net Assets.
*	Non-income producing security.
**
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A under the Securities Act of 1933 (the ‘‘Act’’) or was aquired in a private placement and, unless registered under the Act, may only be sold to ‘‘qualified institutional buyers’’ (as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $7,983,540, which represents 1.04% of total net assets.

ADR	American Depositary Receipt
(1)	This security or a portion of this security is out on loan at September 30, 2008.

See accompanying Notes to Financial Statements.

9

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY at September 30, 2008
Industry	Percentage
Diversified Telecom Services	20.6%
Commercial Banks	18.4%
Pharmaceuticals	15.2%
Insurance	9.8%
Food & Staples Retailing	8.0%
Electronic Equipment, Instruments & Components	5.2%
Semiconductors & Equipment	3.7%
Media	2.5%
Food Products	2.0%
Electric Utilities	1.9%
Automobiles	1.9%
Communications Equipment	1.8%
Wireless Telecom Services	1.4%
Consumer Finance	1.2%
Specialty Retail	1.0%
Chemicals	1.0%
Computers & Peripherals	0.9%
Household Durables	0.9%
Multiline Retail	0.9%
Commercial Services & Supplies	0.8%
Air Freight & Logistics	0.6%
Diversified Financial Services	0.3%
TOTAL COMMON STOCK	100.0%

SHORT-TERM INVESTMENTS(1)	12.1%

TOTAL INVESMENTS IN SECURITIES	112.1%
Liabilities in excess of Other Assets	-12.1%

NET ASSETS	100.0%
________________
(1)	Includes investments purchased with cash proceeds from securities from securities lending.

See accompanying Notes to Financial Statements.

10

Brandes Institutional International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2008
ASSETS
Investments in securities, at cost	$1,019,985,820
Investments in securities, at value	857,139,426
Foreign currency	3,068,152
Receivables:
Securities sold	6,946,260
Fund shares sold	4,237,435
Dividends and interest	3,248,117
Tax reclaims	714,057
Unrealized gain on foreign currency contracts	38,246
Prepaid expenses	90,212
Total Assets	875,481,905

LIABILITIES
Payment upon return of securities loaned	102,011,931
Payables:
Securities purchased	6,549,521
Fund shares redeemed	974,226
Due to custodian	742,413
Due to advisor	658,902
Accrued expenses	185,005
Total Liabilities	111,121,998
NET ASSETS	$764,359,907

Net asset value, offering and redemption price per share
($764,359,907 / 43,858,598 shares outstanding; unlimited authorized shares without par value)	$17.43

COMPONENTS OF NET ASSETS
Paid-in capital	$847,733,256
Undistributed net investment income	21,290,463
Accumulated net realized gain on investments and foreign currency	58,237,347
Net unrealized depreciation on:
Investments	(162,846,394)
Foreign currency	(54,765)
Total Net Assets	$764,359,907

See accompanying Notes to Financial Statements.

11

Brandes Institutional International Equity Fund

STATEMENT OF OPERATIONS For the Year Ended September 30, 2008
INVESTMENT INCOME
Income
Dividend income (net of foreign taxes withheld of $3,456,361)	$34,686,467
Interest income	220,817
Income from securities lending	1,795,580
Miscellaneous income	9,410
Total income	36,712,274

Expenses
Advisory fees (Note 3)	9,426,586
Custody fees	335,910
Administration fees (Note 3)	301,480
Insurance expense	108,160
Legal fees	103,406
Printing fees	71,840
Miscellaneous	67,943
Registration expense	64,734
Trustee fees	54,002
Transfer agent fees	53,205
Accounting fees	44,334
Auditing fees	25,294
Total expenses	10,656,894
Net investment income	26,055,380

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	82,320,328
Foreign currency transactions	(1,551,621)
Net realized gain	80,768,707
Net change in unrealized appreciation on:
Investments	(345,867,156)
Foreign currency transactions	(127,887)
Net unrealized depreciation	(345,995,043)
Net realized and unrealized loss on investments and foreign currency
transactions	(265,226,336)
Net decrease in net assets resulting from operations	$(239,170,956)

See accompanying Notes to Financial Statements.

12

Brandes Institutional International Equity Fund

STATEMENT OF CHANGES IN NET ASSETS
	Year Ended September 30, 2008	Year Ended September 30, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$26,055,380	$16,184,523
Net realized gain (loss) on:
Investments	82,320,328	113,531,323
Foreign currency transactions	(1,551,621)	(257,833)
Net unrealized appreciation (depreciation) on:
Investments	(345,867,156)	31,372,933
Foreign currency transactions	(127,887)	76,956
Net increase (decrease) in net assets resulting
from operations	(239,170,956)	160,907,902

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(17,990,405)	(11,145,626)
From net realized gains	(130,529,681)	(80,277,393)
Decrease in net assets from distributions	(148,520,086)	(91,423,019)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	204,174,720	340,947,029
Net asset value of shares issued on reinvestment of distributions	144,498,282	87,649,312
Cost of shares redeemed	(264,044,610)	(276,974,017)
Net increase in net assets from capital share transactions	84,628,392	151,622,324
Total increase (decrease) in net assets	(303,062,650)	221,107,207

NET ASSETS
Beginning of the Period	1,067,422,557	846,315,350
End of the Period	$764,359,907	$1,067,422,557
Undistributed net investment income	$21,290,463	$14,777,108

CAPITAL SHARE ACTIVITY
Shares sold	9,440,100	13,242,231
Shares issued on reinvestment of distributions	6,359,960	3,608,453
Shares redeemed	(12,202,909)	(10,817,606)
	3,597,151	6,033,078

See accompanying Notes to Financial Statements.

13

Brandes Institutional International Equity Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
	Year Ended September 30,			November 1, 2004 through September 30,		Year Ended October 31,
	2008	2007	2006	2005#		2004	2003
Net asset value, beginning of
period	$26.51	$24.73	$22.28	$19.83		$16.02	$12.45
Income from investment
operations:
Net investment income	0.61	0.40	0.33	0.26		0.20	0.14
Net realized and unrealized gain
(loss) on investments	(5.95)	3.98	3.83	3.20		3.74	4.04
Total from investment operations	(5.34)	4.38	4.16	3.46		3.94	4.18
Less distributions:
From net investment income	(0.45)	(0.32)	(0.28)	(0.22)		(0.13)	(0.18)
From net realized gain	(3.29)	(2.28)	(1.43)	(0.79)		—	(0.43)
Total distributions	(3.74)	(2.60)	(1.71)	(1.01)		(0.13)	(0.61)
Net asset value, end of period	$17.43	$26.51	$24.73	$22.28		$19.83	$16.02
Total return	(23.42)%	18.65%	19.79%	17.95	%(1)	24.75%	35.16%
Ratios/supplemental data:
Net assets, end of period (millions)	$764.4	$1,067.4	$846.3	$669.9		$528.6	$352.4
Ratio of expenses to average
net assets:
Before fees waived and expenses
absorbed or recouped	1.13%	1.12%	1.12%	1.14	%(2)	1.14%	1.19%
After fees waived and expenses
absorbed or recouped	1.13%	1.12%	1.12%	1.14	%(2)	1.18%	1.20%
Ratio of net investment income
to average net assets:
Before fees waived and expenses
absorbed or recouped	2.76%	1.61%	1.48%	1.44	%(2)	1.25%	1.12%
After fees waived and expenses
absorbed or recouped	2.76%	1.61%	1.48%	1.44	%(2)	1.21%	1.11%
Portfolio turnover rate	26.40%	29.06%	29.91%	20.92	%(1)	26.71%	26.19%
________________
(1)	Not Annualized.
(2)	Annualized.
#	In 2005, the Fund changed its fiscal year end from October to September (Note 1).

See accompanying Notes to Financial Statements.

14

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

The Brandes Institutional International Equity Fund (the ‘‘Fund’’) is a series of Brandes Investment Trust (the ‘‘Trust’’). The Trust is registered under the Investment Company Act of 1940 (the ‘‘1940 Act’’) as a diversified, open-end management investment company. The Fund began operations on January 2, 1997. The Fund invests its assets primarily in equity securities of foreign issuers with market capitalizations greater than $1 billion. The Fund seeks to achieve long-term capital appreciation. During 2005, the Fund’s fiscal year-end was changed from October 31 to September 30.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Securities traded on an exchange for which there have been no sales are valued at the last sale price on the exchange on the previous business day. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith pursuant to procedures adopted by the Board of Trustees.

U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value as provided by an independent pricing service on the day of valuation until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are valued at cost, which when combined with accrued interest approximates market value.

The Fund has adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. Such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available

15

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Continued)

market quotations. A fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

B.
Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

C.
Foreign Currency. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. At September 30, 2008, the Fund had the following foreign currency contracts pending settlement:

Currency	Settlement Date	Local Amount	Face Amount	Value	Unrealized Gain/(Loss)
Swiss Franc	10/2/08	1,565,754	$1,441,099	$1,399,119	$41,980
Swiss Franc	10/3/08	939,443	835,729	839,463	(3,734)

16

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Continued)

D.
Forward Foreign Currency Exchange Contracts. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. At September 30, 2008 the Fund did not have any pending forward foreign currency exchange contracts.

E.
Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses are evaluated on the bases of identified costs. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest is recorded on an accrual basis.

F.
Federal Income Taxes. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

G.
Concentration of Risk. As of September 30, 2008, the Fund held a significant portion of its assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the Fund’s net assets. It is the Trust’s policy to continuously monitor these off-balance sheet risks.

H.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

I.
Securities Lending. The Fund may lend its portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of September 30, 2008, the market value of securities loaned was $96,869,643 and the Fund received $102,011,931 of cash collateral for the loan.

J.	Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial

17

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Continued)

and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2008, the Fund decreased undistributed net investment income by $1,551,620 and increased accumulated net realized gain by $1,551,620, due to certain permanent book and tax differences. The permanent book and tax differences relate to a reclassification of foreign currency gain/loss.

K.
Indemnification Obligations. Under the Trust’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

L.
Accounting for Uncertainty in Income Taxes. Effective March 31, 2008, the Trust adopted Financial Accounting Standards Board (‘‘FASB’’) Interpretation No. 48 Accounting for Uncertainty in Income Taxes (‘‘FIN 48’’), a clarification of FASB Statement No. 109 Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management of the Trust reviewed the tax positions in the open tax years 2005 to 2008. FIN 48 had no impact on the Trust’s net assets or results of operations as of September 30, 2008.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Brandes Investment Partners, L.P. (the ‘‘Advisor’’) provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the year ended September 30, 2008, the Fund incurred $9,426,586 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest, so that its annual ratio of expenses to average net assets will not exceed 1.20%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap will be reimbursed by the Fund to the Advisor at any time during the subsequent three fiscal years, if so requested by the Advisor, provided the aggregate amount of the Fund’s current operating expenses for the fiscal year of the reimbursement does not exceed the applicable limitation on Fund expenses. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Trustees’ review and approval prior to the time the reimbursement is initiated. For the year ended September 30, 2008, there was no cumulative unreimbursed amount paid and/or waived by the Advisor.

18

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Continued)

U.S. Bancorp Fund Services, LLC, (the ‘‘Administrator’’) acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses; and reviews the Fund’s expense accruals. For its services, the Administrator receives an annual fee at the rate of 0.04% for the first $500 million of the Fund’s average daily net assets and 0.02% in excess of $500 million of the Fund’s average daily net assets, subject to a minimum of $50,000 per annum. For the year ended September 30, 2008, the Fund incurred $301,480 in such fees.

Quasar Distributors, LLC (the ‘‘Distributor’’), a registered broker-dealer, acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund and Trustees of the Trust are also officers of the Advisor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, were as follows for the year ended September 30, 2008:

	U.S. Government	Other
Purchases	$—	$246,314,363
Sales	—	274,534,143

NOTE 5 - FEDERAL INCOME TAX MATTERS

As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes	$1,019,985,828
Gross tax unrealized appreciation	$63,926,607
Gross tax unrealized depreciation	(226,827,775)
Net tax unrealized appreciation on investments and foreign currency	(162,901,168)
Distributable ordinary income	28,540,974
Distributable long-term capital gains	52,889,276
Total distributable earnings	81,430,250
Other accumulated gains/(losses)	(1,902,431)
Total accumulated earnings	$(83,373,349)

The differences between book and tax basis distributable earnings are primarily related to foreign currency adjustments.

19

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS - (Continued)

The tax composition of dividends for the periods ended September 30, 2008 and 2007, were as follows:

	Ordinary Income Total	Income per Share	Long Term Capital Gains Total	Long Term Capital Gains per Share
2008	$27,874,807	$0.70	$120,645,279	$3.04
2007	$26,828,409	$0.76	$ 64,594,610	$1.83

The Fund designated $120,645,279 as a long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

At September 30, 2008, the Fund had net realized losses from currency transactions between November 1, 2007 and September 30, 2008, of $1,902,431 which is deferred for tax purposes and was recognized on October 1, 2008.

NOTE 6 - NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (the ‘‘FASB’’) released Statement of Financial Accounting Standard No. 157 Fair Value Measurements (‘‘SFAS 157’’). SFAS 157 defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (‘‘GAAP’’), and expands disclosures about fair value measurements. SFAS 157 further clarifies several previous FASB Standards and expands disclosures about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 157 and its impact in the Trust’s financial statements has not yet been determined.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (‘‘SFAS 161’’) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. At this time, management is evaluating the implications of SFAS 161 and its impact in the Trust’s financial statements has not yet been determined.

20

Brandes Institutional International Equity Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Brandes Investment Trust and
Shareholders of
Brandes Institutional International Equity Fund

We have audited the accompanying statement of assets and liabilities of the Brandes Institutional International Equity Fund, a series of Brandes Investment Trust (the ‘‘Trust’’), including the schedule of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, the period November 1, 2004 to September 30, 2005, and for the year ended October 31, 2004. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Brandes Institutional International Equity Fund as of September 30, 2008, and the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania
December 2, 2008

21

Brandes Institutional International Equity Fund

ADDITIONAL INFORMATION - (Unaudited)

PROXY VOTING PROCEDURES

The Advisor votes proxies relating to the Fund’s portfolio securities in accordance with procedures adopted by the Advisor. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Trust files the Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Trust’s Form N-Q filings may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information regarding the Trust’s Form N-Q filings is also available, without charge, by calling toll-free, 1-800-331-2979.

TAX NOTICE

The percentage of dividend income distributed for the year ended September 30, 2008, which is designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, is 100% for the Fund. For the year ended September 30, 2008, the Fund designated $120,645,279 as long-term capital gains dividends. None of the dividends paid by the Fund qualify for the corporate dividends received deduction.

22

Brandes Institutional International Equity Fund

ADDITIONAL INFORMATION - (Unaudited) - (Continued)

For the year ended September 30, 2008, the Fund earned foreign source income and paid foreign taxes, as noted below, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code, with exception to the foreign taxes paid to New Zealand. The New Zealand foreign taxes paid by the Fund do not qualify to be passed through to the Fund’s shareholders.

	Gross Foreign Income	Foreign Tax Paid
Bermuda	$240,537	$—
Brazil	607,225	—
Cayman Islands	205,956	—
France	5,243,153	786,262
Germany	2,934,962	393,539
Italy	5,149,424	721,590
Japan	5,525,494	396,952
Netherlands	3,213,073	259,448
New Zealand	392,808	58,922
Mexico	362,931	—
Portugal	3,921,690	184,592
South Korea	1,411,830	294,756
Spain	526,931	79,040
Switzerland	1,924,373	281,260
United Kingdom	6,350,908	—
	$38,011,295	$3,456,361

Additional information for foreign shareholders only. For the year ended September 30, 2008, 2% of the ordinary distributions paid by the Fund qualify as interest related dividends under the Internal Revenue Code Section 871(k)(1)(c). For the year ended September 30, 2008, 35% of the ordinary distributions paid by the Fund are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

23

Brandes Institutional International Equity Fund

RESULTS OF THE MEETING OF THE SHAREHOLDERS OF THE TRUST – (Unaudited)

A meeting of the Trust’s shareholders was held on April 15, 2008. The matter voted on by the shareholders and the results of the vote at the shareholder meeting were as follows:

1. To elect Jean E. Carter and Robert M. Fitzgerald to the Board of Trustees of the Trust.

Jean E. Carter
	Shares Voted	% of Outstanding Shares Voted	% of Shares Present Voted
Affirmative	38,034,989	58.12%	94.52%
Withhold	2,205,338	3.37%	5.48%

Robert M. Fitzgerald
	Shares Voted	% of Outstanding Shares Voted	% of Shares Present Voted
Affirmative	38,034,430	58.12%	94.52%
Withhold	2,205,897	3.37%	5.48%

2. To ratify the prior appointment of Jeff Busby of the Board of Trustees.

Jeff Busby
	Shares Voted	% of Outstanding Shares Voted	% of Shares Present Voted
Affirmative	39,944,447	61.04%	99.27%
Withhold	295,880	0.45%	0.74%

24

Brandes Institutional International Equity Fund

TRUSTEE AND OFFICER INFORMATION - (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust’s agreements with the Advisor, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-331-2979.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Trust Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Independent Trustees(2)
DeWitt F. Bowman, CFA 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age 77)	Trustee	Since February 1995	Retired.	4	Pacific Gas and Electric Nuclear Decommissioning Trust; PCG Private Equity Fund; Forward Funds; Sycuan Funds RREEF America III REIT.

J. Michael Gaffney, CFA 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age 67)	Trustee	Since June 2004	Independent Consultant, IXIS Asset Management, North America, since 2004.	4	None

Karin B. Bonding, CFA 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age 69)	Trustee	Since May 2006	Lecturer, University of Virginia, since 1996. President of Capital Markets Institute, Inc. from 1996 to 2006.	4	Director of six closed end mutual funds in the Credit Suisse family of funds.

Jean E. Carter 11988 El Camino Real Suite 500 San Diego, CA 92130 (Age 51)	Trustee	Since April 2008	Director, Investment Management of Russell Investment Group from 2000 to 2005.	4	None

Robert M. Fitzgerald 11988 El Camino Real Suite 500 San Diego, CA 92130 (Age 56)	Trustee	Since April 2008	Chief Financial Officer of National Retirement Partners from 2005 to 2007.	4	Hotchkis and Wiley Mutual Funds.

25

Brandes Institutional International Equity Fund

TRUSTEE AND OFFICER INFORMATION - (Unaudited) - (Continued)
Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Trust Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
‘‘Interested’’ Trustees(3)
Debra McGinty-Poteet 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age 52)	Trustee and President	Since June 2000	Director, Mutual Fund Services of Brandes Investment Partners, L.P., the investment advisor to the Funds (the ‘‘Advisor’’).	4	Brandes Investment Funds PLC

Jeff Busby 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age 47)	Trustee	Since July 2006	Executive Director of the Advisor	4	None

Officers of the Trust

Thomas M. Quinlan 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age 37)	Secretary	Since June 2003	Associate General Counsel to the Advisor since January 2005; Counsel to the Advisor from July 2000 to January 2005.	N/A	N/A

Gary Iwamura 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age 51)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A

Adelaide Pund 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Age 40)	Chief Compliance Officer	Since September 2004	Head of Compliance of the Advisor since October 2004; Compliance Manager to the Advisor from 1998 to October 2004.	N/A	N/A
________________
(1)	Trustees and officers of the Fund serve until their resignation, removal or retirement.
(2)	Not ‘‘interested persons’’ of the Trust as defined in the 1940 Act.
(3)	‘‘Interested persons’’ of the Trust as defined in the 1940 Act by virtue of their positions with the Advisor.

26

ADVISOR
Brandes Investment Partners, L.P.
11988 El Camino Real, Suite 500
San Diego, California 92130 800.331.2979
Institutional
International
DISTRIBUTOR	Equity Fund
Quasar Distributors, LLC
615 E. Michigan Street, 4th Floor
Milwaukee, WI 53202

TRANSFER AGENT U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, 3rd Floor Milwaukee, WI 53202	ANNUAL REPORT

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM	For the year ended
Tait, Weller & Baker LLP	September 30, 2008
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071

This report is intended for shareholders of the Brandes Institutional International Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Statements and other information herein are dated and are subject to change.

WORLDWIDE VALUE SPECIALISTS

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-331-2979.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  DeWitt Bowman is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2008	FYE 9/30/2007
Audit Fees	$57,900	$32,000
Audit-Related Fees	None	None
Tax Fees	$11,700	$5,800
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser; not including any sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

2

Non-Audit Related Fees	FYE 9/30/2008	FYE 9/30/2008
Registrant	None	None
Registrant’s Investment Adviser	None	None

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Incorporated by reference to the Registrant’s Form N-CSR filed January 7, 2005.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brandes Investment Trust___________

By (Signature and Title)*_/s/ Debra McGinty-Poteet__________________
Debra McGinty-Poteet, President

Date __12/9/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Debra McGinty-Poteet_________________
Debra McGinty-Poteet, President

Date___12/9/08_____________________________________________

By (Signature and Title)* _/s/ Gary Iwamura_______________________
Gary Iwamura, Treasurer

Date____12/9/08____________________________________________

* Print the name and title of each signing officer under his or her signature.

5